UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.57%
Large Cap Equity	16.61
International Equity	11.83
Fixed Interest Contract	11.42
Mid Cap Equity	6.85
Real Estate Equity	4.12
Small Cap Equity	2.60
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,057.60	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$1,055.80	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Service Class
Actual	$1,000.00	$1,055.00	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
Class L
Actual	$1,000.00	$1,055.10	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.26
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	43.66%
Large Cap Equity	18.29
International Equity	13.94
Fixed Interest Contract	9.18
Mid Cap Equity	7.52
Real Estate Equity	4.26
Small Cap Equity	3.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,064.00	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.41
Investor Class
Actual	$1,000.00	$1,062.10	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
Service Class
Actual	$1,000.00	$1,062.20	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Class L
Actual	$1,000.00	$1,060.60	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares, 0.93% for the Service Class shares, and 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	39.08%
Large Cap Equity	20.64
International Equity	16.69
Mid Cap Equity	8.45
Fixed Interest Contract	6.94
Real Estate Equity	4.30
Small Cap Equity	3.90
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,071.70	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.51
Investor Class
Actual	$1,000.00	$1,070.00	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
Service Class
Actual	$1,000.00	$1,070.00	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
Class L
Actual	$1,000.00	$1,069.20	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% for the Service Class shares, and 1.10% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	31.85%
Large Cap Equity	23.87
International Equity	20.57
Mid Cap Equity	9.74
Small Cap Equity	4.91
Fixed Interest Contract	4.69
Real Estate Equity	4.37
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,084.00	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.61
Investor Class
Actual	$1,000.00	$1,082.20	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.36
Service Class
Actual	$1,000.00	$1,081.40	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.86
Class L
Actual	$1,000.00	$1,081.10	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.87% for the Investor Class shares, 0.97% for the Service Class shares, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.56%
International Equity	25.18
Bond	22.85
Mid Cap Equity	11.17
Small Cap Equity	6.09
Real Estate Equity	4.44
Fixed Interest Contract	2.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,098.40	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.71
Investor Class
Actual	$1,000.00	$1,096.60	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
Service Class
Actual	$1,000.00	$1,095.90	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.96
Class L
Actual	$1,000.00	$1,096.20	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.71
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, 0.99% for the Service Class shares, and 1.14% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.34%
International Equity	29.63
Bond	14.59
Mid Cap Equity	12.28
Small Cap Equity	7.26
Real Estate Equity	4.56
Fixed Interest Contract	1.34
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,111.20	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.81
Investor Class
Actual	$1,000.00	$1,109.20	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.56
Service Class
Actual	$1,000.00	$1,109.00	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.06
Class L
Actual	$1,000.00	$1,107.40	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.81
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.76%
Large Cap Equity	31.69
Mid Cap Equity	12.76
Bond	9.43
Small Cap Equity	8.12
Real Estate Equity	4.61
Fixed Interest Contract	0.63
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,119.70	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,117.50	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$1,117.00	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
Class L
Actual	$1,000.00	$1,116.40	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.70%
Large Cap Equity	31.49
Mid Cap Equity	12.62
Small Cap Equity	8.64
Bond	7.50
Real Estate Equity	4.72
Fixed Interest Contract	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,121.40	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$1,119.20	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$1,118.90	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
Class L
Actual	$1,000.00	$1,118.50	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.91
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.87%
Large Cap Equity	30.82
Mid Cap Equity	12.30
Small Cap Equity	9.01
Bond	6.94
Real Estate Equity	4.76
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,121.50	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,119.90	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$1,119.40	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
Class L
Actual	$1,000.00	$1,118.60	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.08%
Large Cap Equity	29.83
Mid Cap Equity	11.87
Small Cap Equity	9.29
Bond	6.72
Real Estate Equity	4.92
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,121.60	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$1,120.00	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Service Class
Actual	$1,000.00	$1,118.70	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, and 1.04% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,890,283	Great-West Bond Index Fund Institutional Class(a)	$ 78,587,223
3,744,582	Great-West Core Bond Fund Institutional Class(a)	38,644,085
4,905,662	Great-West Global Bond Fund Institutional Class(a)	43,807,558
2,879,562	Great-West High Yield Bond Fund Institutional Class(a)	30,120,214
10,240,421	Great-West Inflation-Protected Securities Fund Institutional Class(a)	107,319,612
3,357,535	Great-West Multi-Sector Bond Fund Institutional Class(a)	33,239,600
3,855,399	Great-West Short Duration Bond Fund Institutional Class(a)	38,939,528

TOTAL BOND MUTUAL FUNDS — 46.59% (Cost $360,470,009)		$370,657,820
EQUITY MUTUAL FUNDS
518,251	American Century Real Estate Fund Class R6	16,744,696
1,420,900	DFA International Real Estate Securities Portfolio Institutional Class	7,061,870
757,202	Fidelity Emerging Markets Index Fund Institutional Class	10,358,528
188,277	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,955,941
878,380	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,364,884
1,310,121	Great-West International Growth Fund Institutional Class(a)	16,507,528
3,174,566	Great-West International Index Fund Institutional Class(a)	36,666,242
2,106,768	Great-West International Value Fund Institutional Class(a)	20,246,043
2,350,830	Great-West Large Cap Growth Fund Institutional Class(a)	28,962,230
4,160,363	Great-West Large Cap Value Fund Institutional Class(a)	34,739,032
Shares		Fair Value
Equity Mutual Funds — (continued)
1,078,408	Great-West Mid Cap Value Fund Institutional Class(a)	$ 11,884,053
931,663	Great-West Real Estate Index Fund Institutional Class(a)	8,990,550
6,136,091	Great-West S&P 500® Index Fund Institutional Class(a)	63,753,985
2,619,201	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	27,265,878
1,314,020	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,680,296
77,941	Great-West Small Cap Growth Fund Institutional Class(a)	1,191,712
685,815	Great-West Small Cap Value Fund Institutional Class(a)	6,844,437
1,230,795	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,418,717
113,537	Janus Henderson Triton Fund Class N	4,690,227

TOTAL EQUITY MUTUAL FUNDS — 42.03% (Cost $263,172,471)		$334,326,849
Account Balance
FIXED INTEREST CONTRACT
90,859,190 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	90,859,190

TOTAL FIXED INTEREST CONTRACT — 11.42% (Cost $90,859,190)		$ 90,859,190
TOTAL INVESTMENTS — 100.04% (Cost $714,501,670)		$795,843,859
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (298,259)
TOTAL NET ASSETS — 100.00%		$795,545,600

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,523,947	Great-West Bond Index Fund Institutional Class(a)	$ 45,058,509
2,137,971	Great-West Core Bond Fund Institutional Class(a)	22,063,858
2,588,633	Great-West Global Bond Fund Institutional Class(a)	23,116,498
1,549,041	Great-West High Yield Bond Fund Institutional Class(a)	16,202,966
4,256,123	Great-West Inflation-Protected Securities Fund Institutional Class(a)	44,604,169
1,897,082	Great-West Multi-Sector Bond Fund Institutional Class(a)	18,781,115
1,667,663	Great-West Short Duration Bond Fund Institutional Class(a)	16,843,398

TOTAL BOND MUTUAL FUNDS — 43.67% (Cost $184,198,696)		$186,670,513
EQUITY MUTUAL FUNDS
283,917	American Century Real Estate Fund Class R6	9,173,373
822,852	DFA International Real Estate Securities Portfolio Institutional Class	4,089,575
496,886	Fidelity Emerging Markets Index Fund Institutional Class	6,797,399
111,824	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,755,637
576,192	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,799,064
822,597	Great-West International Growth Fund Institutional Class(a)	10,364,721
1,993,551	Great-West International Index Fund Institutional Class(a)	23,025,514
1,318,616	Great-West International Value Fund Institutional Class(a)	12,671,902
1,378,372	Great-West Large Cap Growth Fund Institutional Class(a)	16,981,540
2,466,203	Great-West Large Cap Value Fund Institutional Class(a)	20,592,796
Shares		Fair Value
Equity Mutual Funds — (continued)
640,554	Great-West Mid Cap Value Fund Institutional Class(a)	$ 7,058,908
508,314	Great-West Real Estate Index Fund Institutional Class(a)	4,905,232
3,617,442	Great-West S&P 500® Index Fund Institutional Class(a)	37,585,221
1,544,652	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,079,827
855,617	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,256,705
50,303	Great-West Small Cap Growth Fund Institutional Class(a)	769,128
445,191	Great-West Small Cap Value Fund Institutional Class(a)	4,443,001
720,118	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,265,991
73,433	Janus Henderson Triton Fund Class N	3,033,521

TOTAL EQUITY MUTUAL FUNDS — 47.18% (Cost $170,464,181)		$201,649,055
Account Balance
FIXED INTEREST CONTRACT
39,233,265 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	39,233,265

TOTAL FIXED INTEREST CONTRACT — 9.18% (Cost $39,233,265)		$ 39,233,265
TOTAL INVESTMENTS — 100.03% (Cost $393,896,142)		$427,552,833
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (138,471)
TOTAL NET ASSETS — 100.00%		$427,414,362

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
18,082,597	Great-West Bond Index Fund Institutional Class(a)	$ 180,102,664
8,576,957	Great-West Core Bond Fund Institutional Class(a)	88,514,198
9,747,409	Great-West Global Bond Fund Institutional Class(a)	87,044,361
5,936,264	Great-West High Yield Bond Fund Institutional Class(a)	62,093,322
12,372,726	Great-West Inflation-Protected Securities Fund Institutional Class(a)	129,666,171
7,534,942	Great-West Multi-Sector Bond Fund Institutional Class(a)	74,595,919
5,085,855	Great-West Short Duration Bond Fund Institutional Class(a)	51,367,137

TOTAL BOND MUTUAL FUNDS — 39.10% (Cost $658,567,098)		$ 673,383,772
EQUITY MUTUAL FUNDS
1,146,420	American Century Real Estate Fund Class R6	37,040,833
3,454,346	DFA International Real Estate Securities Portfolio Institutional Class	17,168,098
2,512,986	Fidelity Emerging Markets Index Fund Institutional Class	34,377,649
507,094	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,961,374
2,915,910	Great-West Emerging Markets Equity Fund Institutional Class(a)	34,407,737
3,911,394	Great-West International Growth Fund Institutional Class(a)	49,283,559
9,457,834	Great-West International Index Fund Institutional Class(a)	109,237,987
6,270,621	Great-West International Value Fund Institutional Class(a)	60,260,666
6,212,222	Great-West Large Cap Growth Fund Institutional Class(a)	76,534,574
Shares		Fair Value
Equity Mutual Funds — (continued)
11,214,608	Great-West Large Cap Value Fund Institutional Class(a)	$ 93,641,974
2,914,513	Great-West Mid Cap Value Fund Institutional Class(a)	32,117,930
2,048,048	Great-West Real Estate Index Fund Institutional Class(a)	19,763,668
16,401,461	Great-West S&P 500® Index Fund Institutional Class(a)	170,411,176
6,996,066	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	72,829,050
4,259,381	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,103,028
247,632	Great-West Small Cap Growth Fund Institutional Class(a)	3,786,293
2,225,688	Great-West Small Cap Value Fund Institutional Class(a)	22,212,372
3,244,978	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,741,830
366,587	Janus Henderson Triton Fund Class N	15,143,726

TOTAL EQUITY MUTUAL FUNDS — 54.00% (Cost $744,276,909)		$ 930,023,524
Account Balance
FIXED INTEREST CONTRACT
119,529,207 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	119,529,207

TOTAL FIXED INTEREST CONTRACT — 6.94% (Cost $119,529,207)		$ 119,529,207
TOTAL INVESTMENTS — 100.04% (Cost $1,522,373,214)		$1,722,936,503
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (672,475)
TOTAL NET ASSETS — 100.00%		$1,722,264,028

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,269,439	Great-West Bond Index Fund Institutional Class(a)	$ 42,523,608
2,022,268	Great-West Core Bond Fund Institutional Class(a)	20,869,801
2,189,032	Great-West Global Bond Fund Institutional Class(a)	19,548,060
1,347,981	Great-West High Yield Bond Fund Institutional Class(a)	14,099,882
2,061,963	Great-West Inflation-Protected Securities Fund Institutional Class(a)	21,609,373
1,762,996	Great-West Multi-Sector Bond Fund Institutional Class(a)	17,453,665
908,453	Great-West Short Duration Bond Fund Institutional Class(a)	9,175,371

TOTAL BOND MUTUAL FUNDS — 31.86% (Cost $143,970,248)		$145,279,760
EQUITY MUTUAL FUNDS
303,253	American Century Real Estate Fund Class R6	9,798,106
973,481	DFA International Real Estate Securities Portfolio Institutional Class	4,838,200
846,561	Fidelity Emerging Markets Index Fund Institutional Class	11,580,947
157,391	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,471,035
982,087	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,588,629
1,262,974	Great-West International Growth Fund Institutional Class(a)	15,913,476
3,055,422	Great-West International Index Fund Institutional Class(a)	35,290,128
2,021,349	Great-West International Value Fund Institutional Class(a)	19,425,167
1,883,425	Great-West Large Cap Growth Fund Institutional Class(a)	23,203,800
3,441,923	Great-West Large Cap Value Fund Institutional Class(a)	28,740,060
Shares		Fair Value
Equity Mutual Funds — (continued)
892,255	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,832,653
549,762	Great-West Real Estate Index Fund Institutional Class(a)	5,305,201
4,996,087	Great-West S&P 500® Index Fund Institutional Class(a)	51,909,347
2,132,639	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,200,767
1,424,025	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,741,838
83,439	Great-West Small Cap Growth Fund Institutional Class(a)	1,275,783
742,220	Great-West Small Cap Value Fund Institutional Class(a)	7,407,360
984,917	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,937,811
121,293	Janus Henderson Triton Fund Class N	5,010,596

TOTAL EQUITY MUTUAL FUNDS — 63.48% (Cost $245,734,560)		$289,470,904
Account Balance
FIXED INTEREST CONTRACT
21,389,517 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	21,389,517

TOTAL FIXED INTEREST CONTRACT — 4.69% (Cost $21,389,517)		$ 21,389,517
TOTAL INVESTMENTS — 100.03% (Cost $411,094,325)		$456,140,181
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (150,065)
TOTAL NET ASSETS — 100.00%		$455,990,116

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,041,911	Great-West Bond Index Fund Institutional Class(a)	$ 119,937,437
5,719,241	Great-West Core Bond Fund Institutional Class(a)	59,022,573
5,935,644	Great-West Global Bond Fund Institutional Class(a)	53,005,298
3,700,164	Great-West High Yield Bond Fund Institutional Class(a)	38,703,720
3,917,557	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,055,995
4,958,909	Great-West Multi-Sector Bond Fund Institutional Class(a)	49,093,199
1,912,656	Great-West Short Duration Bond Fund Institutional Class(a)	19,317,824

TOTAL BOND MUTUAL FUNDS — 22.86% (Cost $373,298,850)		$ 380,136,046
EQUITY MUTUAL FUNDS
1,120,772	American Century Real Estate Fund Class R6	36,212,138
3,687,928	DFA International Real Estate Securities Portfolio Institutional Class	18,329,004
3,943,187	Fidelity Emerging Markets Index Fund Institutional Class	53,942,799
659,876	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,360,052
4,574,457	Great-West Emerging Markets Equity Fund Institutional Class(a)	53,978,587
5,557,809	Great-West International Growth Fund Institutional Class(a)	70,028,396
13,439,312	Great-West International Index Fund Institutional Class(a)	155,224,054
8,923,322	Great-West International Value Fund Institutional Class(a)	85,753,127
7,854,486	Great-West Large Cap Growth Fund Institutional Class(a)	96,767,269
Shares		Fair Value
Equity Mutual Funds — (continued)
14,482,168	Great-West Large Cap Value Fund Institutional Class(a)	$ 120,926,100
3,750,704	Great-West Mid Cap Value Fund Institutional Class(a)	41,332,755
2,005,839	Great-West Real Estate Index Fund Institutional Class(a)	19,356,350
20,973,847	Great-West S&P 500® Index Fund Institutional Class(a)	217,918,274
8,935,016	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	93,013,520
6,455,699	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	62,297,495
369,452	Great-West Small Cap Growth Fund Institutional Class(a)	5,648,914
3,356,761	Great-West Small Cap Value Fund Institutional Class(a)	33,500,475
4,094,337	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,311,864
551,073	Janus Henderson Triton Fund Class N	22,764,803

TOTAL EQUITY MUTUAL FUNDS — 74.47% (Cost $1,027,389,036)		$1,238,665,976
Account Balance
FIXED INTEREST CONTRACT
45,085,522 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	45,085,522

TOTAL FIXED INTEREST CONTRACT — 2.71% (Cost $45,085,522)		$ 45,085,522
TOTAL INVESTMENTS — 100.04% (Cost $1,445,773,408)		$1,663,887,544
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (685,403)
TOTAL NET ASSETS — 100.00%		$1,663,202,141

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,634,909	Great-West Bond Index Fund Institutional Class(a)	$ 16,283,694
773,080	Great-West Core Bond Fund Institutional Class(a)	7,978,180
781,412	Great-West Global Bond Fund Institutional Class(a)	6,978,013
490,325	Great-West High Yield Bond Fund Institutional Class(a)	5,128,795
319,056	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,343,704
668,885	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,621,966
190,017	Great-West Short Duration Bond Fund Institutional Class(a)	1,919,174

TOTAL BOND MUTUAL FUNDS — 14.60% (Cost $48,060,628)		$ 48,253,526
EQUITY MUTUAL FUNDS
225,614	American Century Real Estate Fund Class R6	7,289,589
781,128	DFA International Real Estate Securities Portfolio Institutional Class	3,882,206
947,684	Fidelity Emerging Markets Index Fund Institutional Class	12,964,314
143,464	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,252,381
1,099,250	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,971,157
1,287,452	Great-West International Growth Fund Institutional Class(a)	16,221,894
3,117,221	Great-West International Index Fund Institutional Class(a)	36,003,903
2,062,110	Great-West International Value Fund Institutional Class(a)	19,816,879
1,703,423	Great-West Large Cap Growth Fund Institutional Class(a)	20,986,168
3,170,496	Great-West Large Cap Value Fund Institutional Class(a)	26,473,646
Shares		Fair Value
Equity Mutual Funds — (continued)
822,487	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,063,809
406,439	Great-West Real Estate Index Fund Institutional Class(a)	3,922,140
4,564,139	Great-West S&P 500® Index Fund Institutional Class(a)	47,421,404
1,950,561	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,305,341
1,522,926	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,696,238
88,546	Great-West Small Cap Growth Fund Institutional Class(a)	1,353,862
794,726	Great-West Small Cap Value Fund Institutional Class(a)	7,931,369
891,363	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,993,849
131,112	Janus Henderson Triton Fund Class N	5,416,223

TOTAL EQUITY MUTUAL FUNDS — 84.09% (Cost $238,119,618)		$277,966,372
Account Balance
FIXED INTEREST CONTRACT
4,431,923 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,431,923

TOTAL FIXED INTEREST CONTRACT — 1.34% (Cost $4,431,923)		$ 4,431,923
TOTAL INVESTMENTS — 100.03% (Cost $290,612,169)		$330,651,821
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (112,536)
TOTAL NET ASSETS — 100.00%		$330,539,285

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,587,894	Great-West Bond Index Fund Institutional Class(a)	$ 35,735,426
1,696,481	Great-West Core Bond Fund Institutional Class(a)	17,507,684
1,671,365	Great-West Global Bond Fund Institutional Class(a)	14,925,284
1,055,483	Great-West High Yield Bond Fund Institutional Class(a)	11,040,348
324,280	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,398,454
1,458,387	Great-West Multi-Sector Bond Fund Institutional Class(a)	14,438,034
283,359	Great-West Short Duration Bond Fund Institutional Class(a)	2,861,930

TOTAL BOND MUTUAL FUNDS — 9.43% (Cost $98,522,580)		$ 99,907,160
EQUITY MUTUAL FUNDS
721,326	American Century Real Estate Fund Class R6	23,306,045
2,607,721	DFA International Real Estate Securities Portfolio Institutional Class	12,960,374
3,501,633	Fidelity Emerging Markets Index Fund Institutional Class	47,902,333
481,059	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,552,623
4,062,753	Great-West Emerging Markets Equity Fund Institutional Class(a)	47,940,489
4,503,035	Great-West International Growth Fund Institutional Class(a)	56,738,236
10,864,881	Great-West International Index Fund Institutional Class(a)	125,489,376
7,205,500	Great-West International Value Fund Institutional Class(a)	69,244,851
5,650,473	Great-West Large Cap Growth Fund Institutional Class(a)	69,613,830
Shares		Fair Value
Equity Mutual Funds — (continued)
10,599,619	Great-West Large Cap Value Fund Institutional Class(a)	$ 88,506,815
2,745,491	Great-West Mid Cap Value Fund Institutional Class(a)	30,255,314
1,301,260	Great-West Real Estate Index Fund Institutional Class(a)	12,557,155
15,239,288	Great-West S&P 500® Index Fund Institutional Class(a)	158,336,207
6,497,286	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	67,636,752
5,467,335	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	52,759,785
318,906	Great-West Small Cap Growth Fund Institutional Class(a)	4,876,079
2,840,637	Great-West Small Cap Value Fund Institutional Class(a)	28,349,553
2,946,423	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,729,407
469,460	Janus Henderson Triton Fund Class N	19,393,413

TOTAL EQUITY MUTUAL FUNDS — 89.98% (Cost $802,802,458)		$ 953,148,637
Account Balance
FIXED INTEREST CONTRACT
6,674,186 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,674,186

TOTAL FIXED INTEREST CONTRACT — 0.63% (Cost $6,674,186)		$ 6,674,186
TOTAL INVESTMENTS — 100.04% (Cost $907,999,224)		$1,059,729,983
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (438,329)
TOTAL NET ASSETS — 100.00%		$1,059,291,654

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
514,416	Great-West Bond Index Fund Institutional Class(a)	$ 5,123,584
244,818	Great-West Core Bond Fund Institutional Class(a)	2,526,525
233,626	Great-West Global Bond Fund Institutional Class(a)	2,086,276
147,586	Great-West High Yield Bond Fund Institutional Class(a)	1,543,750
209,378	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,072,843
25,168	Great-West Short Duration Bond Fund Institutional Class(a)	254,196

TOTAL BOND MUTUAL FUNDS — 7.50% (Cost $13,574,755)		$ 13,607,174
EQUITY MUTUAL FUNDS
124,352	American Century Real Estate Fund Class R6	4,017,802
475,842	DFA International Real Estate Securities Portfolio Institutional Class	2,364,935
651,376	Fidelity Emerging Markets Index Fund Institutional Class	8,910,825
82,101	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,288,978
755,794	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,918,369
806,293	Great-West International Growth Fund Institutional Class(a)	10,159,298
1,952,780	Great-West International Index Fund Institutional Class(a)	22,554,614
1,292,249	Great-West International Value Fund Institutional Class(a)	12,418,511
950,354	Great-West Large Cap Growth Fund Institutional Class(a)	11,708,356
1,803,744	Great-West Large Cap Value Fund Institutional Class(a)	15,061,259
Shares		Fair Value
Equity Mutual Funds — (continued)
467,346	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,150,154
226,714	Great-West Real Estate Index Fund Institutional Class(a)	2,187,790
2,583,275	Great-West S&P 500® Index Fund Institutional Class(a)	26,840,230
1,099,645	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,447,302
994,604	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,597,926
58,138	Great-West Small Cap Growth Fund Institutional Class(a)	888,937
519,046	Great-West Small Cap Value Fund Institutional Class(a)	5,180,076
496,501	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,009,700
85,591	Janus Henderson Triton Fund Class N	3,535,780

TOTAL EQUITY MUTUAL FUNDS — 92.20% (Cost $143,621,110)		$167,240,842
Account Balance
FIXED INTEREST CONTRACT
598,756 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	598,756

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $598,756)		$ 598,756
TOTAL INVESTMENTS — 100.03% (Cost $157,794,621)		$181,446,772
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (60,206)
TOTAL NET ASSETS — 100.00%		$181,386,566

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,323,747	Great-West Bond Index Fund Institutional Class(a)	$ 13,184,521
626,833	Great-West Core Bond Fund Institutional Class(a)	6,468,911
637,350	Great-West Global Bond Fund Institutional Class(a)	5,691,533
379,719	Great-West High Yield Bond Fund Institutional Class(a)	3,971,862
535,117	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,297,659
65,495	Great-West Short Duration Bond Fund Institutional Class(a)	661,505

TOTAL BOND MUTUAL FUNDS — 6.95% (Cost $34,945,417)		$ 35,275,991
EQUITY MUTUAL FUNDS
349,209	American Century Real Estate Fund Class R6	11,282,942
1,379,503	DFA International Real Estate Securities Portfolio Institutional Class	6,856,133
1,956,390	Fidelity Emerging Markets Index Fund Institutional Class	26,763,413
224,155	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,519,230
2,271,850	Great-West Emerging Markets Equity Fund Institutional Class(a)	26,807,833
2,301,418	Great-West International Growth Fund Institutional Class(a)	28,997,870
5,555,219	Great-West International Index Fund Institutional Class(a)	64,162,778
3,688,309	Great-West International Value Fund Institutional Class(a)	35,444,651
2,581,644	Great-West Large Cap Growth Fund Institutional Class(a)	31,805,852
4,942,280	Great-West Large Cap Value Fund Institutional Class(a)	41,268,037
Shares		Fair Value
Equity Mutual Funds — (continued)
1,279,672	Great-West Mid Cap Value Fund Institutional Class(a)	$ 14,101,983
628,957	Great-West Real Estate Index Fund Institutional Class(a)	6,069,433
7,044,659	Great-West S&P 500® Index Fund Institutional Class(a)	73,194,005
3,005,389	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	31,286,102
2,911,848	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	28,099,333
169,678	Great-West Small Cap Growth Fund Institutional Class(a)	2,594,383
1,511,119	Great-West Small Cap Value Fund Institutional Class(a)	15,080,964
1,348,051	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,601,833
249,819	Janus Henderson Triton Fund Class N	10,320,016

TOTAL EQUITY MUTUAL FUNDS — 92.79% (Cost $396,963,912)		$471,256,791
Account Balance
FIXED INTEREST CONTRACT
1,525,331 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,525,331

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,525,331)		$ 1,525,331
TOTAL INVESTMENTS — 100.04% (Cost $433,434,660)		$508,058,113
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (204,800)
TOTAL NET ASSETS — 100.00%		$507,853,313

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
31,901	Great-West Bond Index Fund Institutional Class(a)	$ 317,731
15,087	Great-West Core Bond Fund Institutional Class(a)	155,694
16,286	Great-West Global Bond Fund Institutional Class(a)	145,434
9,151	Great-West High Yield Bond Fund Institutional Class(a)	95,718
12,892	Great-West Multi-Sector Bond Fund Institutional Class(a)	127,634
1,516	Great-West Short Duration Bond Fund Institutional Class(a)	15,313

TOTAL BOND MUTUAL FUNDS — 6.72% (Cost $864,715)		$ 857,524
EQUITY MUTUAL FUNDS
8,955	American Century Real Estate Fund Class R6	289,350
36,656	DFA International Real Estate Securities Portfolio Institutional Class	182,180
52,064	Fidelity Emerging Markets Index Fund Institutional Class	712,236
5,453	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	85,605
60,375	Great-West Emerging Markets Equity Fund Institutional Class(a)	712,430
59,086	Great-West International Growth Fund Institutional Class(a)	744,484
143,223	Great-West International Index Fund Institutional Class(a)	1,654,229
94,722	Great-West International Value Fund Institutional Class(a)	910,281
62,088	Great-West Large Cap Growth Fund Institutional Class(a)	764,919
120,432	Great-West Large Cap Value Fund Institutional Class(a)	1,005,610
31,166	Great-West Mid Cap Value Fund Institutional Class(a)	343,446
Shares		Fair Value
Equity Mutual Funds — (continued)
16,113	Great-West Real Estate Index Fund Institutional Class(a)	$ 155,489
170,368	Great-West S&P 500® Index Fund Institutional Class(a)	1,770,120
72,834	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	758,207
75,391	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	727,524
4,341	Great-West Small Cap Growth Fund Institutional Class(a)	66,367
39,309	Great-West Small Cap Value Fund Institutional Class(a)	392,307
32,510	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	328,022
6,456	Janus Henderson Triton Fund Class N	266,692

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $10,998,240)		$11,869,498
Account Balance
FIXED INTEREST CONTRACT
37,002 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	37,002

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $37,002)		$ 37,002
TOTAL INVESTMENTS — 100.03% (Cost $11,899,957)		$12,764,024
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (4,148)
TOTAL NET ASSETS — 100.00%		$12,759,876

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$756,988,538	$404,458,965	$1,619,206,197
Investments at fair value, unaffiliated(b)	38,855,321	23,093,868	103,730,306
Subscriptions receivable	97,733	1,100,627	1,700,545
Receivable for investments sold	776,433	-	178,171
Total Assets	796,718,025	428,653,460	1,724,815,219
LIABILITIES:
Payable for distribution fees	24,162	2,259	69,463
Payable for investments purchased	18,205	1,100,200	624,196
Payable for shareholder services fees	219,121	105,947	459,585
Payable to investment adviser	54,976	30,265	143,427
Redemptions payable	855,961	427	1,254,520
Total Liabilities	1,172,425	1,239,098	2,551,191
NET ASSETS	$795,545,600	$427,414,362	$1,722,264,028
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,358,473	$3,493,209	$11,491,007
Paid-in capital in excess of par	701,264,964	387,259,367	1,491,579,740
Undistributed/accumulated earnings	88,922,163	36,661,786	219,193,281
NET ASSETS	$795,545,600	$427,414,362	$1,722,264,028
NET ASSETS BY CLASS
Investor Class	$428,909,984	$355,533,216	$633,980,639
Service Class	$300,085,019	$27,125,968	$862,866,553
Class L	$457,596	$460,835	$2,655,725
Institutional Class	$66,093,001	$44,294,343	$222,761,111
CAPITAL STOCK:
Authorized
Investor Class	180,000,000	160,000,000	200,000,000
Service Class	70,000,000	25,000,000	185,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	30,000,000	12,000,000	80,000,000
Issued and Outstanding
Investor Class	27,628,241	29,082,226	38,375,730
Service Class	19,392,617	2,202,446	52,388,802
Class L	41,687	37,275	251,090
Institutional Class	6,522,189	3,610,146	23,894,447
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.52	$12.23	$16.52
Service Class	$15.47	$12.32	$16.47
Class L	$10.98	$12.36	$10.58
Institutional Class	$10.13	$12.27	$9.32
(a) Cost of investments, affiliated	$681,822,574	$373,588,216	$1,433,818,167
(b) Cost of investments, unaffiliated	$32,679,096	$20,307,926	$88,555,047
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$424,912,332	$1,532,638,800	$301,099,489
Investments at fair value, unaffiliated(b)	31,227,849	131,248,744	29,552,332
Subscriptions receivable	1,224,573	877,505	977,754
Receivable for investments sold	53,060	362,322	-
Total Assets	457,417,814	1,665,127,371	331,629,575
LIABILITIES:
Payable for distribution fees	3,898	74,251	3,335
Payable for investments purchased	325,144	36,184	836,590
Payable for shareholder services fees	107,647	447,471	77,980
Payable to investment adviser	38,520	163,681	31,221
Redemptions payable	952,489	1,203,643	141,164
Total Liabilities	1,427,698	1,925,230	1,090,290
NET ASSETS	$455,990,116	$1,663,202,141	$330,539,285
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,539,086	$11,214,806	$2,507,039
Paid-in capital in excess of par	404,064,154	1,401,541,343	285,668,567
Undistributed/accumulated earnings	48,386,876	250,445,992	42,363,679
NET ASSETS	$455,990,116	$1,663,202,141	$330,539,285
NET ASSETS BY CLASS
Investor Class	$336,249,659	$515,013,907	$234,749,191
Service Class	$48,795,003	$924,350,605	$42,072,110
Class L	$44,206	$1,422,018	$74,019
Institutional Class	$70,901,248	$222,415,611	$53,643,965
CAPITAL STOCK:
Authorized
Investor Class	155,000,000	170,000,000	90,000,000
Service Class	20,000,000	180,000,000	35,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	25,000,000	90,000,000	20,000,000
Issued and Outstanding
Investor Class	26,134,714	31,042,293	17,848,533
Service Class	3,764,636	56,562,993	3,173,907
Class L	3,391	134,182	5,538
Institutional Class	5,488,116	24,408,593	4,042,411
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.87	$16.59	$13.15
Service Class	$12.96	$16.34	$13.26
Class L	$13.04	$10.60	$13.37
Institutional Class	$12.92	$9.11	$13.27
(a) Cost of investments, affiliated	$383,240,841	$1,331,452,031	$263,954,862
(b) Cost of investments, unaffiliated	$27,853,484	$114,321,377	$26,657,307
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$956,167,818	$162,617,430	$452,835,609
Investments at fair value, unaffiliated(b)	103,562,165	18,829,342	55,222,504
Subscriptions receivable	1,207,693	623,945	411,804
Receivable for investments sold	1,091,816	450,847	743,474
Total Assets	1,062,029,492	182,521,564	509,213,391
LIABILITIES:
Payable for distribution fees	48,456	2,962	25,892
Payable for investments purchased	686,957	499,826	596
Payable for shareholder services fees	278,963	39,503	124,848
Payable to investment adviser	110,910	17,741	54,060
Redemptions payable	1,612,552	574,966	1,154,682
Total Liabilities	2,737,838	1,134,998	1,360,078
NET ASSETS	$1,059,291,654	$181,386,566	$507,853,313
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,164,329	$1,309,830	$3,228,711
Paid-in capital in excess of par	880,636,648	154,559,859	424,331,642
Undistributed/accumulated earnings	171,490,677	25,516,877	80,292,960
NET ASSETS	$1,059,291,654	$181,386,566	$507,853,313
NET ASSETS BY CLASS
Investor Class	$293,929,946	$103,962,891	$75,115,331
Service Class	$604,139,580	$36,798,513	$323,439,900
Class L	$1,023,871	$51,867	$555,172
Institutional Class	$160,198,257	$40,573,295	$108,742,910
CAPITAL STOCK:
Authorized
Investor Class	85,000,000	65,000,000	35,000,000
Service Class	120,000,000	35,000,000	55,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	60,000,000	15,000,000	35,000,000
Issued and Outstanding
Investor Class	17,370,149	7,525,538	3,617,968
Service Class	37,255,677	2,648,060	16,122,981
Class L	93,022	3,712	53,484
Institutional Class	16,924,442	2,920,993	12,492,678
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.92	$13.81	$20.76
Service Class	$16.22	$13.90	$20.06
Class L	$11.01	$13.97	$10.38
Institutional Class	$9.47	$13.89	$8.70
(a) Cost of investments, affiliated	$816,448,161	$140,741,797	$384,205,544
(b) Cost of investments, unaffiliated	$91,551,063	$17,052,824	$49,229,116
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$11,313,566
Investments at fair value, unaffiliated(b)	1,450,458
Subscriptions receivable	71,272
Total Assets	12,835,296
LIABILITIES:
Payable for distribution fees	55
Payable for investments purchased	56,241
Payable for shareholder services fees	2,855
Payable to investment adviser	1,238
Redemptions payable	15,031
Total Liabilities	75,420
NET ASSETS	$12,759,876
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$99,897
Paid-in capital in excess of par	11,334,947
Undistributed/accumulated earnings	1,325,032
NET ASSETS	$12,759,876
NET ASSETS BY CLASS
Investor Class	$9,552,426
Service Class	$701,677
Institutional Class	$2,505,773
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	748,571
Service Class	54,803
Institutional Class	195,593
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.76
Service Class	$12.80
Institutional Class	$12.81
(a) Cost of investments, affiliated	$10,532,977
(b) Cost of investments, unaffiliated	$1,366,980
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$641,813	$239,044	$839,885
Dividends, affiliated	4,670,442	2,409,590	9,506,923
Dividends, unaffiliated	136,975	67,104	306,967
Total Income	5,449,230	2,715,738	10,653,775
EXPENSES:
Management fees	451,863	209,358	974,093
Shareholder services fees – Investor Class	652,328	480,253	941,720
Shareholder services fees – Service Class	546,913	50,020	1,534,329
Shareholder services fees – Class L	992	781	4,624
Distribution fees – Service Class	155,372	14,208	435,975
Distribution fees – Class L	704	555	3,286
Total Expenses	1,808,172	755,175	3,894,027
Less management fees waived	150,803	56,144	198,057
Net Expenses	1,657,369	699,031	3,695,970
NET INVESTMENT INCOME	3,791,861	2,016,707	6,957,805
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	5,505,900	4,119,518	9,958,429
Net realized gain on investments, unaffiliated	2,556,689	1,313,995	7,029,289
Net Realized Gain	8,062,589	5,433,513	16,987,718
Net change in unrealized appreciation on investments, affiliated	27,595,200	12,627,848	82,684,232
Net change in unrealized appreciation on investments, unaffiliated	2,124,790	973,954	4,503,192
Net Change in Unrealized Appreciation	29,719,990	13,601,802	87,187,424
Net Realized and Unrealized Gain	37,782,579	19,035,315	104,175,142
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,574,440	$21,052,022	$111,132,947
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$130,015	$320,027	$27,098
Dividends, affiliated	2,366,857	8,060,158	1,425,718
Dividends, unaffiliated	72,435	306,321	54,078
Total Income	2,569,307	8,686,506	1,506,894
EXPENSES:
Management fees	223,188	953,772	162,811
Shareholder services fees – Investor Class	448,066	783,327	314,705
Shareholder services fees – Service Class	83,326	1,619,537	72,165
Shareholder services fees – Class L	74	2,415	122
Distribution fees – Service Class	23,681	460,206	20,508
Distribution fees – Class L	52	1,716	87
Total Expenses	778,387	3,820,973	570,398
Less management fees waived	30,749	77,011	6,720
Net Expenses	747,638	3,743,962	563,678
NET INVESTMENT INCOME	1,821,669	4,942,544	943,216
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,281,187	6,814,337	893,883
Net realized gain on investments, unaffiliated	2,116,794	10,591,590	2,177,055
Net Realized Gain	4,397,981	17,405,927	3,070,938
Net change in unrealized appreciation on investments, affiliated	22,492,205	122,053,115	23,661,474
Net change in unrealized appreciation on investments, unaffiliated	703,287	2,794,506	271,360
Net Change in Unrealized Appreciation	23,195,492	124,847,621	23,932,834
Net Realized and Unrealized Gain	27,593,473	142,253,548	27,003,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,415,142	$147,196,092	$27,946,988
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$46,614	$3,618	$10,648
Dividends, affiliated	4,348,175	704,434	1,948,001
Dividends, unaffiliated	195,603	29,727	95,276
Total Income	4,590,392	737,779	2,053,925
EXPENSES:
Management fees	598,591	88,202	286,397
Shareholder services fees – Investor Class	434,023	127,995	108,374
Shareholder services fees – Service Class	1,043,785	63,346	548,123
Shareholder services fees – Class L	1,544	86	804
Distribution fees – Service Class	296,623	18,002	155,783
Distribution fees – Class L	1,097	61	571
Total Expenses	2,375,663	297,692	1,100,052
Less management fees waived	12,661	1,107	3,460
Net Expenses	2,363,002	296,585	1,096,592
NET INVESTMENT INCOME	2,227,390	441,194	957,333
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,854,494	625,653	877,390
Net realized gain on investments, unaffiliated	9,064,950	1,451,769	4,665,638
Net Realized Gain	11,919,444	2,077,422	5,543,028
Net change in unrealized appreciation on investments, affiliated	95,861,674	13,815,835	46,890,782
Net change in unrealized appreciation on investments, unaffiliated	656,966	31,718	334,597
Net Change in Unrealized Appreciation	96,518,640	13,847,553	47,225,379
Net Realized and Unrealized Gain	108,438,084	15,924,975	52,768,407
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,665,474	$16,366,169	$53,725,740
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$194
Dividends, affiliated	46,405
Dividends, unaffiliated	2,052
Total Income	48,651
EXPENSES:
Management fees	5,376
Shareholder services fees – Investor Class	10,745
Shareholder services fees – Service Class	1,045
Distribution fees – Service Class	292
Total Expenses	17,458
Less amount waived by distributor - Service Class	5
Less management fees waived	57
Net Expenses	17,396
NET INVESTMENT INCOME	31,255
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	104,052
Net realized gain on investments, unaffiliated	345,506
Net Realized Gain	449,558
Net change in unrealized appreciation on investments, affiliated	464,759
Net change in unrealized appreciation on investments, unaffiliated	9,512
Net Change in Unrealized Appreciation	474,271
Net Realized and Unrealized Gain	923,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$955,084
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2015 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$3,791,861	$13,309,337
Net realized gain	8,062,589	15,425,010
Net change in unrealized appreciation	29,719,990	47,149,592
Net Increase in Net Assets Resulting from Operations	41,574,440	75,883,939
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,044,115)	(4,798,681)
Service Class	(1,159,736)	(10,245,285)
Class L	(2,324)	(9,752,937)
Institutional Class	(629,814)	(4,150,952)
From Net Investment Income and Net Realized Gains	(3,835,989)	(28,947,855)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	83,761,721	310,567,368
Service Class	20,417,409	41,877,702
Class L	14,916	50,357,587
Institutional Class	4,132,317	15,539,734
Shares issued in reinvestment of distributions
Investor Class	2,044,115	4,798,681
Service Class	1,159,736	10,245,285
Class L	2,324	9,752,937
Institutional Class	629,814	4,150,952
Shares issued in connection with fund reorganization
Investor Class	N/A	3,729,227
Service Class	N/A	38,860,348
Institutional Class	N/A	4,426,838
Shares redeemed
Investor Class	(45,892,224)	(28,855,055)
Service Class	(65,806,066)	(153,828,235)
Class L	(192,337)	(345,882,704)
Institutional Class	(13,932,379)	(43,561,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,660,654)	(77,820,392)
Total Increase (Decrease) in Net Assets	24,077,797	(30,884,308)
NET ASSETS:
Beginning of Period	771,467,803	802,352,111
End of Period	$795,545,600	$771,467,803
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2015 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,424,641	22,373,264
Service Class	1,347,315	3,114,222
Class L	1,386	5,268,410
Institutional Class	416,115	1,722,652
Shares issued in reinvestment of distributions
Investor Class	131,454	332,308
Service Class	74,822	739,476
Class L	211	1,009,915
Institutional Class	62,051	451,353
Shares issued in connection with fund reorganization
Investor Class	N/A	262,736
Service Class	N/A	2,754,783
Institutional Class	N/A	470,010
Shares redeemed
Investor Class	(3,011,739)	(2,039,869)
Service Class	(4,340,641)	(11,307,902)
Class L	(17,555)	(35,715,349)
Institutional Class	(1,407,003)	(4,750,704)
Net Decrease	(1,318,943)	(15,314,695)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2020 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,016,707	$5,521,451
Net realized gain	5,433,513	6,946,745
Net change in unrealized appreciation	13,601,802	19,002,499
Net Increase in Net Assets Resulting from Operations	21,052,022	31,470,695
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,680,148)	(5,738,024)
Service Class	(96,434)	(1,392,041)
Class L	(1,410)	(4,927,189)
Institutional Class	(262,237)	(2,442,385)
From Net Investment Income and Net Realized Gains	(2,040,229)	(14,499,639)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	165,797,946	245,287,484
Service Class	2,236,473	9,795,162
Class L	34,195	92,742,770
Institutional Class	3,990,423	10,588,554
Shares issued in reinvestment of distributions
Investor Class	1,680,148	5,738,024
Service Class	96,434	1,392,041
Class L	1,410	4,927,189
Institutional Class	262,237	2,442,385
Shares issued in connection with fund reorganization
Investor Class	N/A	20,590
Service Class	N/A	3,816,896
Institutional Class	N/A	2,042,501
Shares redeemed
Investor Class	(78,514,143)	(27,288,136)
Service Class	(7,427,679)	(17,998,868)
Class L	(23,376)	(254,951,965)
Institutional Class	(10,217,497)	(28,101,303)
Net Increase in Net Assets Resulting from Capital Share Transactions	77,916,571	50,453,324
Total Increase in Net Assets	96,928,364	67,424,380
NET ASSETS:
Beginning of Period	330,485,998	263,061,618
End of Period	$427,414,362	$330,485,998
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2020 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,737,308	22,338,088
Service Class	186,433	918,185
Class L	2,834	8,628,760
Institutional Class	334,360	987,040
Shares issued in reinvestment of distributions
Investor Class	137,155	499,160
Service Class	7,815	124,899
Class L	114	455,604
Institutional Class	21,337	219,798
Shares issued in connection with fund reorganization
Investor Class	N/A	1,840
Service Class	N/A	340,023
Institutional Class	N/A	182,229
Shares redeemed
Investor Class	(6,564,827)	(2,431,137)
Service Class	(618,227)	(1,684,925)
Class L	(1,908)	(23,555,371)
Institutional Class	(854,575)	(2,572,958)
Net Increase	6,387,819	4,451,235
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2025 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$6,957,805	$28,523,221
Net realized gain	16,987,718	48,112,188
Net change in unrealized appreciation	87,187,424	94,077,420
Net Increase in Net Assets Resulting from Operations	111,132,947	170,712,829
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,455,476)	(11,190,864)
Service Class	(2,646,120)	(38,220,688)
Class L	(14,738)	(15,548,519)
Institutional Class	(1,960,186)	(16,698,923)
From Net Investment Income and Net Realized Gains	(7,076,520)	(81,658,994)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	171,551,403	403,129,408
Service Class	62,914,488	131,341,999
Class L	95,166	105,449,959
Institutional Class	53,812,162	91,247,610
Shares issued in reinvestment of distributions
Investor Class	2,455,476	11,190,864
Service Class	2,646,120	38,220,688
Class L	14,738	15,548,519
Institutional Class	1,960,186	16,698,923
Shares issued in connection with fund reorganization
Investor Class	N/A	10,036,084
Service Class	N/A	86,583,553
Institutional Class	N/A	17,740,310
Shares redeemed
Investor Class	(83,314,978)	(58,242,704)
Service Class	(161,181,404)	(436,508,539)
Class L	(201,419)	(418,330,278)
Institutional Class	(44,269,840)	(146,293,814)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,482,098	(132,187,418)
Total Increase (Decrease) in Net Assets	110,538,525	(43,133,583)
NET ASSETS:
Beginning of Period	1,611,725,503	1,654,859,086
End of Period	$1,722,264,028	$1,611,725,503
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2025 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,547,701	27,912,044
Service Class	3,932,188	9,370,891
Class L	9,213	11,581,838
Institutional Class	5,897,144	10,937,089
Shares issued in reinvestment of distributions
Investor Class	148,277	741,021
Service Class	160,274	2,632,741
Class L	1,390	1,710,422
Institutional Class	209,646	1,990,197
Shares issued in connection with fund reorganization
Investor Class	N/A	676,332
Service Class	N/A	5,869,634
Institutional Class	N/A	2,048,700
Shares redeemed
Investor Class	(5,178,442)	(3,998,036)
Service Class	(10,062,379)	(30,898,289)
Class L	(19,117)	(45,877,253)
Institutional Class	(4,841,706)	(17,400,694)
Net Increase (Decrease)	804,189	(22,703,363)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2030 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,821,669	$5,869,308
Net realized gain	4,397,981	8,735,869
Net change in unrealized appreciation	23,195,492	23,644,248
Net Increase in Net Assets Resulting from Operations	29,415,142	38,249,425
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,343,315)	(6,078,571)
Service Class	(145,845)	(2,477,623)
Class L	(104)	(5,625,905)
Institutional Class	(362,948)	(3,992,859)
From Net Investment Income and Net Realized Gains	(1,852,212)	(18,174,958)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	132,337,544	214,467,295
Service Class	6,786,185	12,970,521
Class L	695	80,466,218
Institutional Class	9,662,776	20,840,937
Shares issued in reinvestment of distributions
Investor Class	1,343,315	6,078,571
Service Class	145,845	2,477,623
Class L	104	5,625,905
Institutional Class	362,948	3,992,859
Shares issued in connection with fund reorganization
Investor Class	N/A	136,798
Service Class	N/A	7,071,883
Institutional Class	N/A	3,195,023
Shares redeemed
Investor Class	(44,140,745)	(19,193,451)
Service Class	(8,075,940)	(23,829,477)
Class L	-	(226,046,872)
Institutional Class	(10,461,158)	(44,274,206)
Net Increase in Net Assets Resulting from Capital Share Transactions	87,961,569	43,979,627
Total Increase in Net Assets	115,524,499	64,054,094
NET ASSETS:
Beginning of Period	340,465,617	276,411,523
End of Period	$455,990,116	$340,465,617
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2030 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,459,966	19,288,517
Service Class	541,502	1,188,876
Class L	55	7,466,549
Institutional Class	775,901	1,896,007
Shares issued in reinvestment of distributions
Investor Class	104,052	512,993
Service Class	11,219	218,006
Class L	8	515,060
Institutional Class	28,005	352,697
Shares issued in connection with fund reorganization
Investor Class	N/A	11,968
Service Class	N/A	616,383
Institutional Class	N/A	278,917
Shares redeemed
Investor Class	(3,526,049)	(1,657,486)
Service Class	(643,572)	(2,195,607)
Class L	-	(20,611,433)
Institutional Class	(838,073)	(3,953,498)
Net Increase	6,913,014	3,927,949
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2035 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$4,942,544	$26,565,032
Net realized gain	17,405,927	70,960,981
Net change in unrealized appreciation	124,847,621	79,577,022
Net Increase in Net Assets Resulting from Operations	147,196,092	177,103,035
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,410,475)	(12,370,980)
Service Class	(1,899,460)	(48,947,116)
Class L	(6,146)	(15,033,722)
Institutional Class	(1,765,257)	(21,463,809)
From Net Investment Income and Net Realized Gains	(5,081,338)	(97,815,627)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	102,629,718	317,873,526
Service Class	74,546,153	140,700,395
Class L	98,241	72,957,671
Institutional Class	26,948,327	46,681,596
Shares issued in reinvestment of distributions
Investor Class	1,410,475	12,370,980
Service Class	1,899,460	48,947,116
Class L	6,146	15,033,722
Institutional Class	1,765,257	21,463,809
Shares issued in connection with fund reorganization
Investor Class	N/A	8,032,934
Service Class	N/A	80,686,911
Institutional Class	N/A	25,044,214
Shares redeemed
Investor Class	(52,438,665)	(47,067,737)
Service Class	(170,214,369)	(375,161,066)
Class L	(85,306)	(335,041,923)
Institutional Class	(31,663,795)	(93,083,059)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(45,098,358)	(60,560,911)
Total Increase in Net Assets	97,016,396	18,726,497
NET ASSETS:
Beginning of Period	1,566,185,745	1,547,459,248
End of Period	$1,663,202,141	$1,566,185,745
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2035 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,303,705	22,977,192
Service Class	4,723,956	10,506,765
Class L	9,541	8,302,770
Institutional Class	3,062,081	5,957,923
Shares issued in reinvestment of distributions
Investor Class	84,662	841,273
Service Class	115,750	3,524,202
Class L	578	1,735,004
Institutional Class	192,924	2,714,557
Shares issued in connection with fund reorganization
Investor Class	N/A	559,989
Service Class	N/A	5,725,562
Institutional Class	N/A	3,040,158
Shares redeemed
Investor Class	(3,271,805)	(3,394,861)
Service Class	(10,827,326)	(27,903,443)
Class L	(8,088)	(38,393,434)
Institutional Class	(3,595,203)	(11,680,871)
Net Decrease	(3,209,225)	(15,487,214)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2040 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$943,216	$4,001,319
Net realized gain	3,070,938	6,804,598
Net change in unrealized appreciation	23,932,834	18,934,553
Net Increase in Net Assets Resulting from Operations	27,946,988	29,740,470
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(671,429)	(4,459,934)
Service Class	(80,365)	(2,368,212)
Class L	(97)	(4,641,421)
Institutional Class	(216,765)	(3,196,801)
From Net Investment Income and Net Realized Gains	(968,656)	(14,666,368)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	88,415,685	147,965,440
Service Class	6,789,993	13,209,588
Class L	1,628	53,739,676
Institutional Class	7,255,215	15,097,070
Shares issued in reinvestment of distributions
Investor Class	671,429	4,459,934
Service Class	80,365	2,368,212
Class L	97	4,641,421
Institutional Class	216,765	3,196,801
Shares issued in connection with fund reorganization
Investor Class	N/A	14,169
Service Class	N/A	5,111,011
Institutional Class	N/A	1,867,423
Shares redeemed
Investor Class	(28,410,985)	(15,304,536)
Service Class	(9,085,723)	(18,899,621)
Class L	-	(156,120,372)
Institutional Class	(6,018,103)	(25,942,836)
Net Increase in Net Assets Resulting from Capital Share Transactions	59,916,366	35,403,380
Total Increase in Net Assets	86,894,698	50,477,482
NET ASSETS:
Beginning of Period	243,644,587	193,167,105
End of Period	$330,539,285	$243,644,587
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2040 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,877,521	13,684,839
Service Class	532,242	1,233,532
Class L	125	5,052,013
Institutional Class	568,562	1,455,981
Shares issued in reinvestment of distributions
Investor Class	50,789	377,521
Service Class	6,034	212,405
Class L	7	436,881
Institutional Class	16,249	287,192
Shares issued in connection with fund reorganization
Investor Class	N/A	1,265
Service Class	N/A	454,235
Institutional Class	N/A	165,596
Shares redeemed
Investor Class	(2,234,504)	(1,365,805)
Service Class	(711,891)	(1,796,656)
Class L	-	(14,595,689)
Institutional Class	(471,516)	(2,351,950)
Net Increase	4,633,618	3,251,360
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2045 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,227,390	$15,657,038
Net realized gain	11,919,444	47,364,985
Net change in unrealized appreciation	96,518,640	52,734,529
Net Increase in Net Assets Resulting from Operations	110,665,474	115,756,552
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(552,944)	(6,795,989)
Service Class	(772,241)	(33,765,773)
Class L	(2,905)	(8,385,001)
Institutional Class	(993,892)	(15,450,159)
From Net Investment Income and Net Realized Gains	(2,321,982)	(64,396,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	68,623,482	174,560,224
Service Class	52,542,517	106,862,709
Class L	319,580	40,570,436
Institutional Class	18,408,967	39,759,969
Shares issued in reinvestment of distributions
Investor Class	552,944	6,795,989
Service Class	772,241	33,765,773
Class L	2,905	8,385,001
Institutional Class	993,892	15,450,159
Shares issued in connection with fund reorganization
Investor Class	N/A	4,465,666
Service Class	N/A	54,644,634
Institutional Class	N/A	14,336,843
Shares redeemed
Investor Class	(27,133,665)	(26,217,295)
Service Class	(104,474,115)	(246,483,804)
Class L	(159,460)	(177,867,722)
Institutional Class	(23,136,666)	(55,601,564)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,687,378)	(6,572,982)
Total Increase in Net Assets	95,656,114	44,786,648
NET ASSETS:
Beginning of Period	963,635,540	918,848,892
End of Period	$1,059,291,654	$963,635,540
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2045 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,163,221	12,856,487
Service Class	3,378,977	8,355,726
Class L	31,011	4,668,066
Institutional Class	2,021,792	5,106,322
Shares issued in reinvestment of distributions
Investor Class	32,488	463,639
Service Class	47,348	2,530,955
Class L	262	968,599
Institutional Class	104,400	1,943,640
Shares issued in connection with fund reorganization
Investor Class	N/A	316,026
Service Class	N/A	4,037,403
Institutional Class	N/A	1,732,654
Shares redeemed
Investor Class	(1,666,597)	(1,907,779)
Service Class	(6,737,672)	(19,081,327)
Class L	(15,847)	(20,352,470)
Institutional Class	(2,571,843)	(6,940,615)
Net Decrease	(1,212,460)	(5,302,674)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2050 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$441,194	$2,162,879
Net realized gain	2,077,422	3,735,476
Net change in unrealized appreciation	13,847,553	10,940,443
Net Increase in Net Assets Resulting from Operations	16,366,169	16,838,798
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(259,424)	(1,834,101)
Service Class	(52,602)	(2,049,960)
Class L	(41)	(1,792,550)
Institutional Class	(143,301)	(2,409,744)
From Net Investment Income and Net Realized Gains	(455,368)	(8,086,355)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	45,717,492	54,918,946
Service Class	5,768,769	10,463,921
Class L	470	19,977,753
Institutional Class	5,485,097	14,063,572
Shares issued in reinvestment of distributions
Investor Class	259,424	1,834,101
Service Class	52,602	2,049,960
Class L	41	1,792,550
Institutional Class	143,301	2,409,744
Shares issued in connection with fund reorganization
Investor Class	N/A	43,215
Service Class	N/A	4,573,957
Institutional Class	N/A	1,304,761
Shares redeemed
Investor Class	(11,634,553)	(4,128,881)
Service Class	(7,790,160)	(13,650,417)
Class L	-	(59,527,362)
Institutional Class	(4,459,929)	(17,681,223)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,542,554	18,444,597
Total Increase in Net Assets	49,453,355	27,197,040
NET ASSETS:
Beginning of Period	131,933,211	104,736,171
End of Period	$181,386,566	$131,933,211
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2050 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,371,758	4,941,737
Service Class	433,030	952,742
Class L	34	1,828,382
Institutional Class	412,676	1,293,015
Shares issued in reinvestment of distributions
Investor Class	18,663	149,746
Service Class	3,763	178,096
Class L	3	164,758
Institutional Class	10,258	210,204
Shares issued in connection with fund reorganization
Investor Class	N/A	3,742
Service Class	N/A	395,066
Institutional Class	N/A	112,610
Shares redeemed
Investor Class	(867,172)	(361,689)
Service Class	(584,041)	(1,242,202)
Class L	-	(5,419,497)
Institutional Class	(338,187)	(1,564,015)
Net Increase	2,460,785	1,642,695
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2055 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$957,333	$7,353,805
Net realized gain	5,543,028	20,338,483
Net change in unrealized appreciation	47,225,379	29,206,242
Net Increase in Net Assets Resulting from Operations	53,725,740	56,898,530
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(91,943)	(1,857,251)
Service Class	(176,493)	(15,451,715)
Class L	(1,796)	(1,725,785)
Institutional Class	(731,607)	(11,582,332)
From Net Investment Income and Net Realized Gains	(1,001,839)	(30,617,083)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	23,422,469	37,335,184
Service Class	47,913,829	83,724,114
Class L	170,082	9,935,434
Institutional Class	14,085,026	37,022,543
Shares issued in reinvestment of distributions
Investor Class	91,943	1,857,251
Service Class	176,493	15,451,715
Class L	1,796	1,725,785
Institutional Class	731,607	11,582,332
Shares issued in connection with fund reorganization
Investor Class	N/A	3,651,914
Service Class	N/A	29,549,900
Institutional Class	N/A	8,307,875
Shares redeemed
Investor Class	(10,419,371)	(11,403,868)
Service Class	(62,779,110)	(136,514,978)
Class L	(8,010)	(35,658,760)
Institutional Class	(13,528,746)	(37,932,868)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(141,992)	18,633,573
Total Increase in Net Assets	52,581,909	44,915,020
NET ASSETS:
Beginning of Period	455,271,404	410,356,384
End of Period	$507,853,313	$455,271,404
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2055 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,158,522	2,264,347
Service Class	2,496,143	5,318,892
Class L	17,025	1,202,084
Institutional Class	1,679,944	5,087,541
Shares issued in reinvestment of distributions
Investor Class	4,401	105,114
Service Class	8,742	938,240
Class L	172	211,414
Institutional Class	83,517	1,570,049
Shares issued in connection with fund reorganization
Investor Class	N/A	213,343
Service Class	N/A	1,787,642
Institutional Class	N/A	1,075,022
Shares redeemed
Investor Class	(519,441)	(690,921)
Service Class	(3,283,058)	(8,549,980)
Class L	(789)	(4,323,256)
Institutional Class	(1,635,821)	(5,092,493)
Net Increase	9,357	1,117,038
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Lifetime 2060 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$31,255	$73,554
Net realized gain	449,558	150,030
Net change in unrealized appreciation	474,271	348,636
Net Increase in Net Assets Resulting from Operations	955,084	572,220
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(22,622)	(104,815)
Service Class	(1,111)	(4,408)
Class L(a)	-	(31,894)
Institutional Class	(8,490)	(84,552)
From Net Investment Income and Net Realized Gains	(32,223)	(225,669)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,200,217	3,232,383
Service Class	583,836	82,144
Class L(a)	-	2,908,522
Institutional Class	847,488	1,382,456
Shares issued in reinvestment of distributions
Investor Class	22,622	104,815
Service Class	1,111	4,408
Class L(a)	-	31,894
Institutional Class	8,490	84,552
Shares issued in connection with fund reorganization
Investor Class	N/A	10,864
Service Class	N/A	10,863
Institutional Class	N/A	761,981
Shares redeemed
Investor Class	(2,631,576)	(312,189)
Service Class	(32,584)	(35,799)
Class L(a)	-	(3,964,873)
Institutional Class	(482,080)	(513,590)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,517,524	3,788,431
Total Increase in Net Assets	7,440,385	4,134,982
NET ASSETS:
Beginning of Period	5,319,491	1,184,509
End of Period	$12,759,876	$5,319,491
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021
Great-West Lifetime 2060 Fund	2021 (Unaudited)	2020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	668,815	306,336
Service Class	48,875	8,304
Class L(a)	-	285,961
Institutional Class	69,287	131,175
Shares issued in reinvestment of distributions
Investor Class	1,762	9,208
Service Class	86	402
Class L(a)	-	3,177
Institutional Class	659	7,593
Shares issued in connection with fund reorganization
Investor Class	N/A	1,035
Service Class	N/A	1,035
Institutional Class	N/A	72,458
Shares redeemed
Investor Class	(213,812)	(29,015)
Service Class	(2,694)	(3,364)
Class L(a)	-	(391,480)
Institutional Class	(39,137)	(49,683)
Net Increase	533,841	353,142
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$14.77	0.08	0.74	0.82	(0.07)	-	(0.07)	$15.52	5.58% (d)
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
Service Class
06/30/2021(Unaudited)	$14.72	0.06	0.75	0.81	(0.06)	-	(0.06)	$15.47	5.50% (d)
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
Class L
06/30/2021(Unaudited)	$10.46	0.03	0.55	0.58	(0.06)	-	(0.06)	$10.98	5.51% (d)
12/31/2020	$ 9.77	0.07	0.95	1.02	(0.09)	(0.24)	(0.33)	$10.46	10.74%
12/31/2019	$ 9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$ 9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (e)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (d)
Institutional Class
06/30/2021(Unaudited)	$ 9.67	0.06	0.50	0.56	(0.10)	-	(0.10)	$10.13	5.76% (d)
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$428,910	0.47% (h)	0.43% (h)	1.12% (h)	14% (d)
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
Service Class
06/30/2021 (Unaudited)	$300,085	0.57% (h)	0.53% (h)	0.81% (h)	14% (d)
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
Class L
06/30/2021 (Unaudited)	$ 458	0.72% (h)	0.68% (h)	0.51% (h)	14% (d)
12/31/2020	$ 603	0.72%	0.68%	0.78%	24%
12/31/2019	$288,035	0.72%	0.68%	1.88%	17%
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (e)	$187,837	0.72% (h)	0.69% (h)	2.58% (h)	33%
Institutional Class
06/30/2021 (Unaudited)	$ 66,093	0.12% (h)	0.08% (h)	1.29% (h)	14% (d)
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$11.57	0.07	0.65	0.72	(0.06)	-	(0.06)	$12.23	6.21% (d)
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (e)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (d)
Service Class
06/30/2021(Unaudited)	$11.64	0.04	0.68	0.72	(0.04)	-	(0.04)	$12.32	6.22% (d)
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (e)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (d)
Class L
06/30/2021(Unaudited)	$11.69	0.04	0.67	0.71	(0.04)	-	(0.04)	$12.36	6.06% (d)
12/31/2020	$10.92	0.08	1.09	1.17	(0.07)	(0.33)	(0.40)	$11.69	10.91%
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (d)
Institutional Class
06/30/2021(Unaudited)	$11.60	0.07	0.67	0.74	(0.07)	-	(0.07)	$12.27	6.40% (d)
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (e)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$355,533	0.47% (h)	0.44% (h)	1.19% (h)	15% (d)
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (e)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (d)
Service Class
06/30/2021 (Unaudited)	$ 27,126	0.57% (h)	0.54% (h)	0.74% (h)	15% (d)
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (e)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (d)
Class L
06/30/2021 (Unaudited)	$ 461	0.72% (h)	0.69% (h)	0.68% (h)	15% (d)
12/31/2020	$ 424	0.72%	0.69%	0.80%	34%
12/31/2019	$158,359	0.72%	0.69%	2.11%	26%
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (e)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (d)
Institutional Class
06/30/2021 (Unaudited)	$ 44,294	0.12% (h)	0.09% (h)	1.22% (h)	15% (d)
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (e)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$15.50	0.08	1.00	1.08	(0.06)	-	(0.06)	$16.52	7.00% (d)
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
Service Class
06/30/2021(Unaudited)	$15.44	0.06	1.02	1.08	(0.05)	-	(0.05)	$16.47	7.00% (d)
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
Class L
06/30/2021(Unaudited)	$ 9.95	0.03	0.66	0.69	(0.06)	-	(0.06)	$10.58	6.92% (d)
12/31/2020	$ 9.37	0.07	1.00	1.07	(0.08)	(0.41)	(0.49)	$ 9.95	11.96%
12/31/2019	$ 8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$ 9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (d)
Institutional Class
06/30/2021(Unaudited)	$ 8.78	0.05	0.58	0.63	(0.09)	-	(0.09)	$ 9.32	7.17% (d)
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 633,981	0.47% (h)	0.45% (h)	0.99% (h)	15% (d)
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
Service Class
06/30/2021 (Unaudited)	$ 862,867	0.57% (h)	0.55% (h)	0.71% (h)	15% (d)
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
Class L
06/30/2021 (Unaudited)	$ 2,656	0.72% (h)	0.70% (h)	0.58% (h)	15% (d)
12/31/2020	$ 2,583	0.72%	0.69%	0.79%	28%
12/31/2019	$ 307,685	0.72%	0.70%	1.96%	22%
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (e)	$ 133,562	0.72% (h)	0.71% (h)	2.67% (h)	27%
Institutional Class
06/30/2021 (Unaudited)	$ 222,761	0.12% (h)	0.10% (h)	1.17% (h)	15% (d)
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$11.94	0.06	0.92	0.98	(0.05)	-	(0.05)	$12.87	8.22% (d)
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (e)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (d)
Service Class
06/30/2021(Unaudited)	$12.02	0.04	0.94	0.98	(0.04)	-	(0.04)	$12.96	8.14% (d)
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (e)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (d)
Class L
06/30/2021(Unaudited)	$12.09	0.03	0.95	0.98	(0.03)	-	(0.03)	$13.04	8.11% (d)
12/31/2020	$11.25	0.07	1.27	1.34	(0.05)	(0.45)	(0.50)	$12.09	12.32%
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (e)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (d)
Institutional Class
06/30/2021(Unaudited)	$11.98	0.07	0.94	1.01	(0.07)	-	(0.07)	$12.92	8.40% (d)
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (e)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$336,250	0.47% (h)	0.45% (h)	1.01% (h)	13% (d)
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (e)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (d)
Service Class
06/30/2021 (Unaudited)	$ 48,795	0.57% (h)	0.55% (h)	0.63% (h)	13% (d)
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (e)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (d)
Class L
06/30/2021 (Unaudited)	$ 44	0.72% (h)	0.70% (h)	0.51% (h)	13% (d)
12/31/2020	$ 40	0.72%	0.70%	0.68%	35%
12/31/2019	$142,140	0.72%	0.70%	2.16%	23%
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (d)
Institutional Class
06/30/2021 (Unaudited)	$ 70,901	0.12% (h)	0.10% (h)	1.10% (h)	13% (d)
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (e)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$15.17	0.06	1.41	1.47	(0.05)	-	(0.05)	$16.59	9.66% (d)
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
Service Class
06/30/2021(Unaudited)	$14.94	0.04	1.39	1.43	(0.03)	-	(0.03)	$16.34	9.59% (d)
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
Class L
06/30/2021(Unaudited)	$ 9.71	0.02	0.91	0.93	(0.04)	-	(0.04)	$10.60	9.62% (d)
12/31/2020	$ 9.20	0.06	1.08	1.14	(0.06)	(0.57)	(0.63)	$ 9.71	13.14%
12/31/2019	$ 8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$ 9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (d)
Institutional Class
06/30/2021(Unaudited)	$ 8.36	0.04	0.78	0.82	(0.07)	-	(0.07)	$ 9.11	9.84% (d)
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 515,014	0.47% (h)	0.46% (h)	0.72% (h)	13% (d)
12/31/2020	$ 423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
Service Class
06/30/2021 (Unaudited)	$ 924,351	0.57% (h)	0.56% (h)	0.49% (h)	13% (d)
12/31/2020	$ 934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
Class L
06/30/2021 (Unaudited)	$ 1,422	0.72% (h)	0.71% (h)	0.41% (h)	13% (d)
12/31/2020	$ 1,284	0.72%	0.71%	0.64%	24%
12/31/2019	$ 262,129	0.72%	0.71%	1.91%	23%
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (e)	$ 115,848	0.72% (h)	0.71% (h)	2.71% (h)	25%
Institutional Class
06/30/2021 (Unaudited)	$ 222,416	0.12% (h)	0.11% (h)	0.97% (h)	13% (d)
12/31/2020	$ 206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$11.89	0.04	1.26	1.30	(0.04)	-	(0.04)	$13.15	10.92% (d)
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (d)
Service Class
06/30/2021(Unaudited)	$11.98	0.02	1.29	1.31	(0.03)	-	(0.03)	$13.26	10.90% (d)
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (d)
Class L
06/30/2021(Unaudited)	$12.08	0.02	1.29	1.31	(0.02)	-	(0.02)	$13.37	10.74% (d)
12/31/2020	$11.23	0.05	1.38	1.43	(0.04)	(0.54)	(0.58)	$12.08	13.31%
12/31/2019	$ 9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (d)
Institutional Class
06/30/2021(Unaudited)	$11.99	0.06	1.27	1.33	(0.05)	-	(0.05)	$13.27	11.12% (d)
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (e)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$234,749	0.47% (h)	0.46% (h)	0.71% (h)	12% (d)
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (e)	$ 10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (d)
Service Class
06/30/2021 (Unaudited)	$ 42,072	0.57% (h)	0.56% (h)	0.39% (h)	12% (d)
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (e)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (d)
Class L
06/30/2021 (Unaudited)	$ 74	0.72% (h)	0.71% (h)	0.28% (h)	12% (d)
12/31/2020	$ 65	0.72%	0.71%	0.45%	30%
12/31/2019	$102,348	0.72%	0.71%	2.15%	22%
12/31/2018	$ 48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$ 26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (d)
Institutional Class
06/30/2021 (Unaudited)	$ 53,644	0.12% (h)	0.11% (h)	0.88% (h)	12% (d)
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (e)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$15.17	0.04	1.74	1.78	(0.03)	-	(0.03)	$16.92	11.75% (d)
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
Service Class
06/30/2021(Unaudited)	$14.54	0.02	1.68	1.70	(0.02)	-	(0.02)	$16.22	11.70% (d)
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
Class L
06/30/2021(Unaudited)	$ 9.89	0.01	1.14	1.15	(0.03)	-	(0.03)	$11.01	11.64% (d)
12/31/2020	$ 9.38	0.04	1.14	1.18	(0.04)	(0.63)	(0.67)	$ 9.89	13.53%
12/31/2019	$ 8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$ 9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (d)
Institutional Class
06/30/2021(Unaudited)	$ 8.51	0.04	0.98	1.02	(0.06)	-	(0.06)	$ 9.47	11.97% (d)
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$293,930	0.47% (h)	0.47% (h)	0.54% (h)	15% (d)
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
Service Class
06/30/2021 (Unaudited)	$604,140	0.57% (h)	0.57% (h)	0.32% (h)	15% (d)
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
Class L
06/30/2021 (Unaudited)	$ 1,024	0.72% (h)	0.72% (h)	0.28% (h)	15% (d)
12/31/2020	$ 768	0.72%	0.71%	0.46%	23%
12/31/2019	$138,790	0.72%	0.71%	1.85%	24%
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (e)	$ 58,663	0.72% (h)	0.72% (h)	2.68% (h)	23%
Institutional Class
06/30/2021 (Unaudited)	$160,198	0.12% (h)	0.12% (h)	0.79% (h)	15% (d)
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$12.37	0.04	1.43	1.47	(0.03)	-	(0.03)	$13.81	11.92% (d)
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (d)
Service Class
06/30/2021(Unaudited)	$12.44	0.02	1.46	1.48	(0.02)	-	(0.02)	$13.90	11.89% (d)
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (d)
Class L
06/30/2021(Unaudited)	$12.50	0.01	1.47	1.48	(0.01)	-	(0.01)	$13.97	11.85% (d)
12/31/2020	$11.63	0.04	1.43	1.47	(0.03)	(0.57)	(0.60)	$12.50	13.32%
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (d)
Institutional Class
06/30/2021(Unaudited)	$12.43	0.05	1.46	1.51	(0.05)	-	(0.05)	$13.89	12.14% (d)
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (e)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$103,963	0.47% (h)	0.47% (h)	0.67% (h)	14% (d)
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (e)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (d)
Service Class
06/30/2021 (Unaudited)	$ 36,799	0.57% (h)	0.57% (h)	0.29% (h)	14% (d)
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$ 20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$ 14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (e)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (d)
Class L
06/30/2021 (Unaudited)	$ 52	0.72% (h)	0.72% (h)	0.16% (h)	14% (d)
12/31/2020	$ 46	0.72%	0.71%	0.37%	31%
12/31/2019	$ 39,877	0.72%	0.71%	2.09%	21%
12/31/2018	$ 18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$ 10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (d)
Institutional Class
06/30/2021 (Unaudited)	$ 40,573	0.12% (h)	0.12% (h)	0.77% (h)	14% (d)
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$ 17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (e)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$18.56	0.05	2.18	2.23	(0.03)	-	(0.03)	$20.76	11.99% (d)
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
Service Class
06/30/2021(Unaudited)	$17.93	0.03	2.11	2.14	(0.01)	-	(0.01)	$20.06	11.94% (d)
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
Class L
06/30/2021(Unaudited)	$ 9.31	0.01	1.09	1.10	(0.03)	-	(0.03)	$10.38	11.86% (d)
12/31/2020	$ 8.94	0.05	1.08	1.13	(0.05)	(0.71)	(0.76)	$ 9.31	13.70%
12/31/2019	$ 8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$ 8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (d)
Institutional Class
06/30/2021(Unaudited)	$ 7.81	0.03	0.92	0.95	(0.06)	-	(0.06)	$ 8.70	12.15% (d)
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 75,115	0.47% (h)	0.47% (h)	0.50% (h)	17% (d)
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
Service Class
06/30/2021 (Unaudited)	$323,440	0.57% (h)	0.57% (h)	0.27% (h)	17% (d)
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
Class L
06/30/2021 (Unaudited)	$ 555	0.72% (h)	0.72% (h)	0.25% (h)	17% (d)
12/31/2020	$ 345	0.72%	0.71%	0.57%	28%
12/31/2019	$ 26,352	0.72%	0.71%	1.96%	26%
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (e)	$ 7,380	0.72% (h)	0.71% (h)	2.62% (h)	20%
Institutional Class
06/30/2021 (Unaudited)	$108,743	0.12% (h)	0.12% (h)	0.74% (h)	17% (d)
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$11.42	0.03	1.34	1.37	(0.03)	—	(0.03)	$12.76	12.00% (d)
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (d)
Service Class
6/30/2021(Unaudited)	$11.46	0.02	1.34	1.36	(0.02)	—	(0.02)	$12.80	11.87% (d)
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (d)
Institutional Class
6/30/2021(Unaudited)	$11.46	0.04	1.35	1.39	(0.04)	—	(0.04)	$12.81	12.16% (d)
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (e)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$9,552	0.47% (h)	0.47% (h)	0.70% (h)	28% (d)
12/31/2020	$3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (e)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (d)
Service Class
06/30/2021(Unaudited)	$ 702	0.57% (h)	0.56% (h)	0.36% (h)	28% (d)
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (e)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (d)
Institutional Class
06/30/2021(Unaudited)	$2,506	0.12% (h)	0.12% (h)	0.77% (h)	28% (d)
12/31/2020	$1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (e)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 each offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. The Great-West Lifetime 2060 Fund offers three share classes, referred to as Investor Class, Service Class, and Institutional Class shares. Effective as of the close of business on October 2, 2020, the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Great-West Lifetime 2060 Fund Class L shares ceased operations on October 2, 2020. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2021

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2021

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Lifetime 2015 Fund	$733,676,189	$73,049,919	$(10,882,249)	$62,167,670
Great-West Lifetime 2020 Fund	405,669,969	28,432,042	(6,549,178)	21,882,864
Great-West Lifetime 2025 Fund	1,574,213,177	175,426,996	(26,703,670)	148,723,326
Great-West Lifetime 2030 Fund	425,622,998	38,061,984	(7,544,801)	30,517,183
Great-West Lifetime 2035 Fund	1,494,010,449	199,363,250	(29,486,155)	169,877,095
Great-West Lifetime 2040 Fund	302,744,739	33,977,647	(6,070,565)	27,907,082
Great-West Lifetime 2045 Fund	946,194,744	133,973,369	(20,438,130)	113,535,239
Great-West Lifetime 2050 Fund	164,539,038	19,949,370	(3,041,636)	16,907,734
Great-West Lifetime 2055 Fund	455,410,511	63,188,802	(10,541,200)	52,647,602
Great-West Lifetime 2060 Fund	12,001,637	831,257	(68,870)	762,387
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Class L shares of the Great-West Lifetime 2060 Fund ceased operations on October 2, 2020.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. Class L shares of the Great-West Lifetime 2060 Fund ceased operations on October 2, 2020.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the period ended June 30, 2021.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for

Semi-Annual Report - June 30, 2021

similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,890,283	$ 76,094,387	$ 9,833,917	$ 5,331,035	$ 65,115	$ (2,010,046)	$ 585,981	$ 78,587,223	9.88%
Great-West Core Bond Fund Institutional Class	3,744,582	37,307,289	4,724,918	2,622,917	89,946	(765,205)	275,682	38,644,085	4.86
Great-West Global Bond Fund Institutional Class	4,905,662	42,303,455	5,717,164	2,334,689	49,456	(1,878,372)	85,113	43,807,558	5.51
Great-West High Yield Bond Fund Institutional Class	2,879,562	29,082,983	3,286,762	2,523,021	219,509	273,490	420,790	30,120,214	3.78
Great-West Inflation-Protected Securities Fund Institutional Class	10,240,421	103,684,654	11,968,737	8,791,252	407,357	457,473	1,081,814	107,319,612	13.49
Great-West Multi-Sector Bond Fund Institutional Class	3,357,535	32,204,339	4,139,870	2,642,906	185,068	(461,703)	578,780	33,239,600	4.18
Great-West Short Duration Bond Fund Institutional Class	3,855,399	37,572,572	4,222,412	2,769,471	46,877	(85,985)	263,180	38,939,528	4.89
					1,063,328	(4,470,348)	3,291,340	370,657,820	46.59
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	188,277	2,865,049	346,962	640,649	171,088	384,579	13,037	2,955,941	0.37
Great-West Emerging Markets Equity Fund Institutional Class	878,380	10,158,744	1,603,800	1,827,575	306,281	429,915	-	10,364,884	1.30
Great-West International Growth Fund Institutional Class	1,310,121	16,158,582	2,374,633	2,417,253	522,454	391,566	-	16,507,528	2.08
Great-West International Index Fund Institutional Class	3,174,566	35,971,009	3,668,050	4,995,603	1,004,890	2,022,786	-	36,666,242	4.61
Great-West International Value Fund Institutional Class	2,106,768	19,804,272	2,070,116	4,077,761	(743,090)	2,449,416	-	20,246,043	2.55
Great-West Large Cap Growth Fund Institutional Class	2,350,830	28,133,862	3,630,843	4,482,781	1,214,259	1,680,306	-	28,962,230	3.64
Great-West Large Cap Value Fund Institutional Class	4,160,363	33,848,867	3,879,915	7,295,120	1,179,040	4,305,370	289,798	34,739,032	4.37
Great-West Mid Cap Value Fund Institutional Class	1,078,408	11,519,094	1,326,254	2,898,458	220,170	1,937,163	63,665	11,884,053	1.49
Great-West Real Estate Index Fund Institutional Class	931,663	12,653,395	997,538	6,877,810	(672,035)	2,217,427	101,120	8,990,550	1.13
Great-West S&P 500® Index Fund Institutional Class	6,136,091	62,086,795	6,102,851	13,932,669	(1,437,963)	9,497,008	640,414	63,753,985	8.01
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,619,201	26,489,674	3,156,009	5,372,275	1,159,764	2,992,470	173,444	27,265,878	3.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,314,020	12,324,752	1,630,971	3,186,636	656,325	1,911,209	76,368	12,680,296	1.59

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Small Cap Growth Fund Institutional Class	77,941	$ 1,157,977	$ 164,223	$ 199,565	$ 72,537	$ 69,077	$ -	$ 1,191,712	0.15%
Great-West Small Cap Value Fund Institutional Class	685,815	6,636,909	850,800	1,637,323	507,092	994,051	21,256	6,844,437	0.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,230,795	12,044,477	1,440,530	1,849,495	281,760	783,205	-	12,418,717	1.56
					4,442,572	32,065,548	1,379,102	295,471,528	37.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	90,859,190	87,487,563	9,489,072	6,759,258	-	-	641,813	90,859,190	11.42
					0	0	641,813	90,859,190	11.42
				Total	$ 5,505,900	$27,595,200	$5,312,255	$756,988,538	95.15%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,523,947	$34,713,971	$14,025,800	$2,609,933	$ 153,419	$ (1,071,329)	$ 311,616	$ 45,058,509	10.54%
Great-West Core Bond Fund Institutional Class	2,137,971	16,999,031	6,739,277	1,263,278	101,253	(411,172)	144,957	22,063,858	5.16
Great-West Global Bond Fund Institutional Class	2,588,633	17,813,115	7,293,440	1,144,776	26,952	(845,281)	44,470	23,116,498	5.41
Great-West High Yield Bond Fund Institutional Class	1,549,041	12,486,809	4,718,595	1,111,891	95,534	109,453	224,523	16,202,966	3.79
Great-West Inflation-Protected Securities Fund Institutional Class	4,256,123	34,389,729	13,248,628	3,134,591	178,742	100,403	446,106	44,604,169	10.44
Great-West Multi-Sector Bond Fund Institutional Class	1,897,082	14,483,383	5,832,014	1,333,335	47,281	(200,947)	324,240	18,781,115	4.39
Great-West Short Duration Bond Fund Institutional Class	1,667,663	12,975,255	5,029,656	1,107,761	34,623	(53,752)	104,934	16,843,398	3.94
					637,804	(2,372,625)	1,600,846	186,670,513	43.67
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	111,824	1,361,430	452,037	245,684	84,447	187,854	7,686	1,755,637	0.41
Great-West Emerging Markets Equity Fund Institutional Class	576,192	5,319,192	2,225,610	790,733	362,249	44,995	-	6,799,064	1.59
Great-West International Growth Fund Institutional Class	822,597	8,089,842	3,126,179	914,137	432,794	62,837	-	10,364,721	2.43
Great-West International Index Fund Institutional Class	1,993,551	17,955,020	5,998,779	2,253,779	237,766	1,325,494	-	23,025,514	5.39
Great-West International Value Fund Institutional Class	1,318,616	9,872,046	3,323,017	1,203,299	210,909	680,138	-	12,671,902	2.96
Great-West Large Cap Growth Fund Institutional Class	1,378,372	13,120,573	4,749,621	1,869,686	519,283	981,032	-	16,981,540	3.97
Great-West Large Cap Value Fund Institutional Class	2,466,203	15,934,471	5,341,537	3,226,093	156,431	2,542,881	170,175	20,592,796	4.82

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	640,554	$ 5,473,432	$ 1,739,118	$1,000,500	$ 219,232	$ 846,858	$ 37,514	$ 7,058,908	1.65%
Great-West Real Estate Index Fund Institutional Class	508,314	5,494,465	1,250,141	2,884,620	(337,563)	1,045,246	54,342	4,905,232	1.15
Great-West S&P 500® Index Fund Institutional Class	3,617,442	29,103,958	9,213,100	4,361,040	434,179	3,629,203	374,541	37,585,221	8.79
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,544,652	12,414,934	4,287,890	2,248,030	391,562	1,625,033	101,477	16,079,827	3.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	855,617	6,379,529	2,279,754	1,560,555	221,189	1,157,977	49,330	8,256,705	1.93
Great-West Small Cap Growth Fund Institutional Class	50,303	592,717	230,209	94,601	36,890	40,803	-	769,128	0.18
Great-West Small Cap Value Fund Institutional Class	445,191	3,447,033	1,195,169	780,661	219,675	581,460	13,679	4,443,001	1.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	720,118	5,608,292	2,068,261	659,224	292,671	248,662	-	7,265,991	1.70
					3,481,714	15,000,473	808,744	178,555,187	41.77
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	39,233,265	30,220,431	11,547,264	2,773,474	-	-	239,044	39,233,265	9.18
					0	0	239,044	39,233,265	9.18
				Total	$4,119,518	$12,627,848	$2,648,634	$404,458,965	94.62%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	18,082,597	$168,150,566	$26,723,306	$10,148,270	$ 303,246	$ (4,622,938)	$ 1,328,564	$ 180,102,664	10.46%
Great-West Core Bond Fund Institutional Class	8,576,957	82,579,266	12,558,132	4,827,246	304,347	(1,795,954)	624,924	88,514,198	5.14
Great-West Global Bond Fund Institutional Class	9,747,409	81,491,603	13,126,878	3,915,912	83,116	(3,658,208)	166,152	87,044,361	5.05
Great-West High Yield Bond Fund Institutional Class	5,936,264	57,975,726	7,106,079	3,660,363	338,672	671,880	852,085	62,093,322	3.61
Great-West Inflation-Protected Securities Fund Institutional Class	12,372,726	120,972,988	16,032,025	8,025,469	371,895	686,627	1,283,500	129,666,171	7.53
Great-West Multi-Sector Bond Fund Institutional Class	7,534,942	69,628,774	10,162,071	4,327,883	289,340	(867,043)	1,274,585	74,595,919	4.33
Great-West Short Duration Bond Fund Institutional Class	5,085,855	47,928,369	6,366,478	2,829,956	46,910	(97,754)	343,684	51,367,137	2.98
					1,737,526	(9,683,390)	5,873,494	673,383,772	39.10
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	507,094	7,435,372	846,701	1,366,434	428,820	1,045,735	34,420	7,961,374	0.46

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	2,915,910	$ 32,271,686	$ 4,939,295	$ 4,372,186	$ 773,675	$ 1,568,942	$ -	$ 34,407,737	2.00%
Great-West International Growth Fund Institutional Class	3,911,394	46,503,917	6,470,685	5,286,433	1,137,578	1,595,390	-	49,283,559	2.86
Great-West International Index Fund Institutional Class	9,457,834	103,330,423	10,193,982	10,166,921	3,074,059	5,880,503	-	109,237,987	6.34
Great-West International Value Fund Institutional Class	6,270,621	56,829,689	5,624,625	8,901,678	(1,662,426)	6,708,030	-	60,260,666	3.50
Great-West Large Cap Growth Fund Institutional Class	6,212,222	71,471,235	8,096,278	8,667,814	2,015,873	5,634,875	-	76,534,574	4.44
Great-West Large Cap Value Fund Institutional Class	11,214,608	87,443,978	9,599,383	15,013,260	3,029,863	11,611,873	766,263	93,641,974	5.44
Great-West Mid Cap Value Fund Institutional Class	2,914,513	30,042,080	3,123,336	6,558,452	258,984	5,510,966	168,869	32,117,930	1.86
Great-West Real Estate Index Fund Institutional Class	2,048,048	26,855,014	2,106,798	14,067,451	(1,441,584)	4,869,307	218,268	19,763,668	1.15
Great-West S&P 500® Index Fund Institutional Class	16,401,461	159,022,570	14,016,286	27,848,443	(3,804,191)	25,220,763	1,679,695	170,411,176	9.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,996,066	68,039,571	7,533,392	12,599,090	1,039,888	9,855,177	454,996	72,829,050	4.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,259,381	38,396,922	4,670,876	8,161,279	1,977,118	6,196,509	243,132	41,103,028	2.39
Great-West Small Cap Growth Fund Institutional Class	247,632	3,541,305	479,643	497,783	181,247	263,128	-	3,786,293	0.22
Great-West Small Cap Value Fund Institutional Class	2,225,688	20,833,547	2,449,082	5,001,661	892,316	3,931,404	67,786	22,212,372	1.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,244,978	30,550,746	3,611,474	3,895,410	319,683	2,475,020	-	32,741,830	1.90
					8,220,903	92,367,622	3,633,429	826,293,218	47.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	119,529,207	111,495,497	14,266,020	7,072,195	-	-	839,885	119,529,207	6.94
					0	0	839,885	119,529,207	6.94
				Total	$ 9,958,429	$82,684,232	$10,346,808	$1,619,206,197	94.01%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,269,439	$31,726,074	$13,918,910	$2,148,150	$ 135,544	$ (973,226)	$ 294,104	$ 42,523,608	9.32%
Great-West Core Bond Fund Institutional Class	2,022,268	15,559,942	6,688,326	1,002,630	94,824	(375,837)	136,964	20,869,801	4.58
Great-West Global Bond Fund Institutional Class	2,189,032	14,612,006	6,301,126	672,841	12,399	(692,231)	37,784	19,548,060	4.29
Great-West High Yield Bond Fund Institutional Class	1,347,981	10,519,142	4,053,382	595,748	53,317	123,106	196,182	14,099,882	3.09

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	2,061,963	$16,104,059	$ 6,564,739	$1,093,341	$ 103,039	$ 33,916	$ 216,848	$ 21,609,373	4.74%
Great-West Multi-Sector Bond Fund Institutional Class	1,762,996	13,008,425	5,503,455	878,327	42,909	(179,888)	302,305	17,453,665	3.83
Great-West Short Duration Bond Fund Institutional Class	908,453	6,841,720	2,827,221	465,570	17,764	(28,000)	57,113	9,175,371	2.01
					459,796	(2,092,160)	1,241,300	145,279,760	31.86
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	157,391	1,839,863	592,091	251,658	87,520	290,739	10,845	2,471,035	0.54
Great-West Emerging Markets Equity Fund Institutional Class	982,087	8,672,966	3,394,113	793,049	354,066	314,599	-	11,588,629	2.54
Great-West International Growth Fund Institutional Class	1,262,974	11,959,464	4,645,879	1,171,076	290,863	479,209	-	15,913,476	3.49
Great-West International Index Fund Institutional Class	3,055,422	26,536,412	8,795,912	2,258,911	185,313	2,216,715	-	35,290,128	7.74
Great-West International Value Fund Institutional Class	2,021,349	14,578,810	4,764,705	1,479,788	(191,838)	1,561,440	-	19,425,167	4.26
Great-West Large Cap Growth Fund Institutional Class	1,883,425	17,308,581	6,323,857	1,858,202	629,606	1,429,564	-	23,203,800	5.09
Great-West Large Cap Value Fund Institutional Class	3,441,923	21,366,553	6,751,529	2,951,202	160,703	3,573,180	238,209	28,740,060	6.30
Great-West Mid Cap Value Fund Institutional Class	892,255	7,325,120	2,144,925	985,403	124,544	1,348,011	52,372	9,832,653	2.16
Great-West Real Estate Index Fund Institutional Class	549,762	5,690,308	1,197,278	2,713,603	(358,784)	1,131,218	59,203	5,305,201	1.16
Great-West S&P 500® Index Fund Institutional Class	4,996,087	38,641,626	11,851,185	4,818,934	(633,186)	6,235,470	519,325	51,909,347	11.38
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,132,639	16,542,976	5,412,458	2,030,166	471,940	2,275,499	140,552	22,200,767	4.87
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,424,025	10,205,852	3,442,016	1,926,352	225,264	2,020,322	82,218	13,741,838	3.01
Great-West Small Cap Growth Fund Institutional Class	83,439	952,394	373,236	130,088	47,632	80,241	-	1,275,783	0.28
Great-West Small Cap Value Fund Institutional Class	742,220	5,514,389	1,839,275	959,633	301,425	1,013,329	22,833	7,407,360	1.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	984,917	7,426,014	2,745,046	848,078	126,323	614,829	-	9,937,811	2.18
					1,821,391	24,584,365	1,125,557	258,243,055	56.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,389,517	15,962,904	6,482,293	1,185,695	-	-	130,015	21,389,517	4.69
					0	0	130,015	21,389,517	4.69
				Total	$2,281,187	$22,492,205	$2,496,872	$424,912,332	93.18%

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	12,041,911	$112,317,177	$16,485,033	$ 5,868,041	$ 128,905	$ (2,996,732)	$ 890,447	$ 119,937,437	7.21%
Great-West Core Bond Fund Institutional Class	5,719,241	55,237,402	7,756,197	2,829,001	152,176	(1,142,025)	419,254	59,022,573	3.55
Great-West Global Bond Fund Institutional Class	5,935,644	49,778,778	7,399,193	1,935,039	43,973	(2,237,634)	102,415	53,005,298	3.19
Great-West High Yield Bond Fund Institutional Class	3,700,164	36,222,911	3,903,855	1,899,044	157,431	475,998	536,998	38,703,720	2.33
Great-West Inflation-Protected Securities Fund Institutional Class	3,917,557	38,416,295	4,622,426	2,223,674	98,363	240,948	411,154	41,055,995	2.47
Great-West Multi-Sector Bond Fund Institutional Class	4,958,909	45,993,718	6,135,263	2,572,149	86,931	(463,633)	848,105	49,093,199	2.95
Great-West Short Duration Bond Fund Institutional Class	1,912,656	18,079,367	2,198,532	912,916	28,381	(47,159)	130,111	19,317,824	1.16
					696,160	(6,170,237)	3,338,484	380,136,046	22.86
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	659,876	9,734,941	740,231	1,343,772	693,789	1,228,652	45,354	10,360,052	0.62
Great-West Emerging Markets Equity Fund Institutional Class	4,574,457	50,869,454	5,775,138	5,387,481	951,269	2,721,476	-	53,978,587	3.25
Great-West International Growth Fund Institutional Class	5,557,809	66,565,796	6,730,724	5,903,768	1,266,818	2,635,644	-	70,028,396	4.21
Great-West International Index Fund Institutional Class	13,439,312	147,996,347	7,884,892	9,909,977	3,561,312	9,252,792	-	155,224,054	9.33
Great-West International Value Fund Institutional Class	8,923,322	81,450,959	4,740,545	8,196,456	(534,879)	7,758,079	-	85,753,127	5.16
Great-West Large Cap Growth Fund Institutional Class	7,854,486	90,738,802	7,412,911	10,300,742	765,874	8,916,298	-	96,767,269	5.82
Great-West Large Cap Value Fund Institutional Class	14,482,168	113,536,877	8,132,260	18,929,112	739,359	18,186,075	1,001,423	120,926,100	7.27
Great-West Mid Cap Value Fund Institutional Class	3,750,704	38,921,128	2,482,195	7,545,535	(26,123)	7,474,967	220,132	41,332,755	2.49
Great-West Real Estate Index Fund Institutional Class	2,005,839	26,564,744	1,236,497	12,924,867	(1,062,830)	4,479,976	216,989	19,356,350	1.16
Great-West S&P 500® Index Fund Institutional Class	20,973,847	204,262,513	10,455,859	24,847,572	(536,531)	28,047,474	2,171,978	217,918,274	13.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,935,016	87,431,982	5,983,076	14,637,110	(321,980)	14,235,572	588,340	93,013,520	5.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,455,699	58,638,570	4,493,107	13,659,644	(373,605)	12,825,462	373,657	62,297,495	3.75
Great-West Small Cap Growth Fund Institutional Class	369,452	5,316,591	452,226	572,843	206,973	452,940	-	5,648,914	0.34
Great-West Small Cap Value Fund Institutional Class	3,356,761	31,696,395	2,189,072	7,221,675	451,107	6,836,683	103,801	33,500,475	2.01
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,094,337	38,729,381	2,764,504	3,353,283	337,624	3,171,262	-	41,311,864	2.48
					6,118,177	128,223,352	4,721,674	1,107,417,232	66.58

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	45,085,522	$ 42,182,565	$ 4,873,262	$ 2,290,332	$ -	$ -	$ 320,027	$ 45,085,522	2.71%
					0	0	320,027	45,085,522	2.71
				Total	$ 6,814,337	$122,053,115	$8,380,185	$1,532,638,800	92.15%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,634,909	$11,953,026	$5,320,759	$ 644,796	$ 26,442	$ (345,295)	$ 112,045	$ 16,283,694	4.93%
Great-West Core Bond Fund Institutional Class	773,080	5,858,290	2,553,373	304,015	22,660	(129,468)	52,203	7,978,180	2.42
Great-West Global Bond Fund Institutional Class	781,412	5,132,576	2,292,017	205,246	(1,170)	(241,334)	13,242	6,978,013	2.11
Great-West High Yield Bond Fund Institutional Class	490,325	3,767,144	1,484,664	169,445	17,493	46,432	70,122	5,128,795	1.55
Great-West Inflation-Protected Securities Fund Institutional Class	319,056	2,456,536	1,008,645	134,054	9,547	12,577	32,992	3,343,704	1.01
Great-West Multi-Sector Bond Fund Institutional Class	668,885	4,868,071	2,085,679	256,467	25,848	(75,317)	112,781	6,621,966	2.00
Great-West Short Duration Bond Fund Institutional Class	190,017	1,409,041	591,270	76,796	2,211	(4,341)	11,907	1,919,174	0.58
					103,031	(736,746)	405,292	48,253,526	14.60
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	143,464	1,658,324	483,735	188,221	47,140	298,543	9,731	2,252,381	0.68
Great-West Emerging Markets Equity Fund Institutional Class	1,099,250	9,602,190	3,602,883	696,819	268,914	462,903	-	12,971,157	3.92
Great-West International Growth Fund Institutional Class	1,287,452	12,011,425	4,465,125	842,206	186,013	587,550	-	16,221,894	4.91
Great-West International Index Fund Institutional Class	3,117,221	26,666,786	8,385,900	1,385,527	102,266	2,336,744	-	36,003,903	10.89
Great-West International Value Fund Institutional Class	2,062,110	14,664,173	4,734,206	1,151,730	(175,858)	1,570,230	-	19,816,879	5.99
Great-West Large Cap Growth Fund Institutional Class	1,703,423	15,443,720	5,234,868	1,332,369	206,152	1,639,949	-	20,986,168	6.35
Great-West Large Cap Value Fund Institutional Class	3,170,496	19,461,903	5,708,210	1,993,760	163,902	3,297,293	216,034	26,473,646	8.01
Great-West Mid Cap Value Fund Institutional Class	822,487	6,678,701	1,764,582	713,385	27,728	1,333,911	47,557	9,063,809	2.74
Great-West Real Estate Index Fund Institutional Class	406,439	4,154,158	848,400	1,905,122	(246,279)	824,704	42,896	3,922,140	1.19
Great-West S&P 500® Index Fund Institutional Class	4,564,139	34,911,829	9,975,590	3,009,862	(408,258)	5,543,847	466,878	47,421,404	14.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,950,561	14,942,290	4,375,964	1,489,863	26,785	2,476,950	126,533	20,305,341	6.14

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,522,926	$10,809,392	$3,317,539	$1,574,037	$ 262,798	$ 2,143,344	$ 86,692	$ 14,696,238	4.45%
Great-West Small Cap Growth Fund Institutional Class	88,546	993,914	353,302	92,704	34,212	99,350	-	1,353,862	0.41
Great-West Small Cap Value Fund Institutional Class	794,726	5,848,200	1,730,298	789,720	276,633	1,142,591	24,105	7,931,369	2.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	891,363	6,618,354	2,236,683	501,499	18,704	640,311	-	8,993,849	2.72
					790,852	24,398,220	1,020,426	248,414,040	75.15
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,431,923	3,253,882	1,341,555	190,612	-	-	27,098	4,431,923	1.34
					0	0	27,098	4,431,923	1.34
				Total	$ 893,883	$23,661,474	$1,452,816	$301,099,489	91.09%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,587,894	$ 32,324,232	$6,086,584	$ 1,775,253	$ 79,584	$ (900,137)	$ 263,907	$ 35,735,426	3.38%
Great-West Core Bond Fund Institutional Class	1,696,481	15,823,197	2,872,597	860,602	47,479	(327,508)	123,679	17,507,684	1.65
Great-West Global Bond Fund Institutional Class	1,671,365	13,514,586	2,588,294	564,754	13,856	(612,842)	28,776	14,925,284	1.41
Great-West High Yield Bond Fund Institutional Class	1,055,483	9,979,961	1,418,140	497,950	35,629	140,197	153,078	11,040,348	1.04
Great-West Inflation-Protected Securities Fund Institutional Class	324,280	3,071,379	493,815	178,270	16,670	11,530	34,015	3,398,454	0.32
Great-West Multi-Sector Bond Fund Institutional Class	1,458,387	13,077,566	2,255,583	772,640	16,531	(122,475)	249,392	14,438,034	1.36
Great-West Short Duration Bond Fund Institutional Class	283,359	2,586,547	418,347	136,045	4,204	(6,919)	19,159	2,861,930	0.27
					213,953	(1,818,154)	872,006	99,907,160	9.43
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	481,059	6,853,763	644,246	847,104	467,538	901,718	33,016	7,552,623	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,062,753	43,545,036	6,103,092	4,148,677	751,848	2,441,038	-	47,940,489	4.53
Great-West International Growth Fund Institutional Class	4,503,035	51,901,163	6,820,957	4,224,657	907,525	2,240,773	-	56,738,236	5.36
Great-West International Index Fund Institutional Class	10,864,881	115,242,720	8,337,089	6,107,868	2,100,110	8,017,435	-	125,489,376	11.85
Great-West International Value Fund Institutional Class	7,205,500	63,367,216	4,811,344	4,988,816	(349,432)	6,055,107	-	69,244,851	6.54

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	5,650,473	$ 63,058,317	$6,651,246	$ 6,494,193	$ 483,658	$ 6,398,460	$ -	$ 69,613,830	6.57%
Great-West Large Cap Value Fund Institutional Class	10,599,619	80,345,357	6,866,133	12,695,518	(415,416)	13,990,843	732,752	88,506,815	8.35
Great-West Mid Cap Value Fund Institutional Class	2,745,491	27,503,049	2,081,165	4,599,561	66,954	5,270,661	160,808	30,255,314	2.86
Great-West Real Estate Index Fund Institutional Class	1,301,260	16,522,791	953,279	7,772,367	(672,933)	2,853,452	140,307	12,557,155	1.18
Great-West S&P 500® Index Fund Institutional Class	15,239,288	143,495,679	9,342,405	14,143,847	(925)	19,641,970	1,578,732	158,336,207	14.95
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,497,286	61,402,046	5,066,425	8,893,893	(190,961)	10,062,174	427,041	67,636,752	6.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,467,335	47,918,556	4,226,694	10,700,163	(1,067,816)	11,314,698	315,948	52,759,785	4.98
Great-West Small Cap Growth Fund Institutional Class	318,906	4,420,220	502,048	443,471	161,783	397,282	-	4,876,079	0.46
Great-West Small Cap Value Fund Institutional Class	2,840,637	25,848,174	2,203,711	5,392,960	316,801	5,690,628	87,564	28,349,553	2.68
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,946,423	26,886,692	2,555,191	2,116,065	81,807	2,403,589	-	29,729,407	2.81
					2,640,541	97,679,828	3,476,168	849,586,472	80.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,674,186	6,026,188	934,014	332,631	-	-	46,615	6,674,186	0.63
					0	0	46,615	6,674,186	0.63
				Total	$ 2,854,494	$95,861,674	$4,394,789	$956,167,818	90.27%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	514,416	$ 3,696,353	$1,753,299	$ 221,953	$ 7,328	$ (104,115)	$ 34,763	$ 5,123,584	2.83%
Great-West Core Bond Fund Institutional Class	244,818	1,822,953	848,827	106,100	6,843	(39,155)	16,260	2,526,525	1.39
Great-West Global Bond Fund Institutional Class	233,626	1,509,816	725,699	79,546	(1,137)	(69,693)	3,984	2,086,276	1.15
Great-West High Yield Bond Fund Institutional Class	147,586	1,115,084	469,414	53,215	6,567	12,467	21,232	1,543,750	0.85
Great-West Multi-Sector Bond Fund Institutional Class	209,378	1,497,374	682,511	84,117	7,704	(22,925)	35,484	2,072,843	1.14
Great-West Short Duration Bond Fund Institutional Class	25,168	183,518	82,322	11,092	302	(552)	1,553	254,196	0.14
					27,607	(223,973)	113,276	13,607,174	7.50
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	82,101	937,995	298,522	112,578	28,299	165,039	5,607	1,288,978	0.71

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	755,794	$ 6,536,598	$2,587,342	$ 506,608	$ 205,792	$ 301,037	$ -	$ 8,918,369	4.92%
Great-West International Growth Fund Institutional Class	806,293	7,416,189	2,888,937	511,791	119,418	365,963	-	10,159,298	5.60
Great-West International Index Fund Institutional Class	1,952,780	16,474,847	5,574,577	920,732	68,874	1,425,922	-	22,554,614	12.43
Great-West International Value Fund Institutional Class	1,292,249	9,060,750	3,117,363	711,485	(98,449)	951,883	-	12,418,511	6.85
Great-West Large Cap Growth Fund Institutional Class	950,354	8,482,912	3,083,670	662,810	208,601	804,584	-	11,708,356	6.45
Great-West Large Cap Value Fund Institutional Class	1,803,744	10,954,568	3,501,228	1,272,173	46,178	1,877,636	123,902	15,061,259	8.30
Great-West Mid Cap Value Fund Institutional Class	467,346	3,748,290	1,095,830	438,261	11,050	744,295	27,205	5,150,154	2.84
Great-West Real Estate Index Fund Institutional Class	226,714	2,275,282	509,097	1,048,181	(134,892)	451,592	24,051	2,187,790	1.21
Great-West S&P 500® Index Fund Institutional Class	2,583,275	19,474,706	5,879,567	1,594,605	(246,766)	3,080,562	265,689	26,840,230	14.80
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,099,645	8,303,284	2,669,814	891,552	6,470	1,365,756	71,787	11,447,302	6.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	994,604	6,963,996	2,297,174	1,013,415	189,520	1,350,171	57,059	9,597,926	5.29
Great-West Small Cap Growth Fund Institutional Class	58,138	643,221	240,605	56,331	24,981	61,442	-	888,937	0.49
Great-West Small Cap Value Fund Institutional Class	519,046	3,772,654	1,213,133	548,329	160,097	742,618	15,858	5,180,076	2.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	496,501	3,620,849	1,291,881	254,338	8,873	351,308	-	5,009,700	2.76
					598,046	14,039,808	591,158	148,411,500	81.82
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	598,756	432,310	190,837	28,009	-	-	3,618	598,756	0.33
					0	0	3,618	598,756	0.33
				Total	$ 625,653	$13,815,835	$708,052	$162,617,430	89.65%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,323,747	$11,741,180	$2,578,242	$ 782,042	$ 51,283	$ (352,859)	$ 97,374	$ 13,184,521	2.60%
Great-West Core Bond Fund Institutional Class	626,833	5,755,313	1,225,229	375,534	33,027	(136,097)	45,706	6,468,911	1.28
Great-West Global Bond Fund Institutional Class	637,350	5,081,825	1,119,361	275,589	5,769	(234,064)	10,964	5,691,533	1.12
Great-West High Yield Bond Fund Institutional Class	379,719	3,534,834	600,085	210,789	14,236	47,732	55,099	3,971,862	0.78

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	535,117	$ 4,724,348	$ 961,993	$ 338,680	$ 11,091	$ (50,002)	$ 91,479	$ 5,297,659	1.04%
Great-West Short Duration Bond Fund Institutional Class	65,495	588,655	116,618	41,762	1,355	(2,006)	4,428	661,505	0.13
					116,761	(727,296)	305,050	35,275,991	6.95
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	224,155	3,146,746	306,760	416,541	147,935	482,265	15,385	3,519,230	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,271,850	24,219,049	3,926,683	2,623,302	470,025	1,285,403	-	26,807,833	5.28
Great-West International Growth Fund Institutional Class	2,301,418	26,179,403	3,643,265	2,000,668	415,973	1,175,870	-	28,997,870	5.71
Great-West International Index Fund Institutional Class	5,555,219	58,139,191	4,714,993	3,029,050	811,551	4,337,644	-	64,162,778	12.63
Great-West International Value Fund Institutional Class	3,688,309	31,974,827	2,827,346	2,687,324	(420,938)	3,329,802	-	35,444,651	6.98
Great-West Large Cap Growth Fund Institutional Class	2,581,644	28,370,911	3,298,893	2,998,668	(18,117)	3,134,716	-	31,805,852	6.26
Great-West Large Cap Value Fund Institutional Class	4,942,280	36,942,343	3,342,728	5,126,929	156,314	6,109,895	341,865	41,268,037	8.13
Great-West Mid Cap Value Fund Institutional Class	1,279,672	12,618,467	888,060	1,870,158	(5,976)	2,465,614	74,956	14,101,983	2.78
Great-West Real Estate Index Fund Institutional Class	628,957	7,896,474	411,667	3,691,021	(402,719)	1,452,313	67,766	6,069,433	1.20
Great-West S&P 500® Index Fund Institutional Class	7,044,659	65,330,660	4,351,328	6,015,367	(502,604)	9,527,384	730,720	73,194,005	14.41
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,005,389	27,799,549	2,378,213	3,507,206	(127,932)	4,615,546	197,482	31,286,102	6.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,911,848	24,951,495	2,428,019	4,744,430	(91,137)	5,464,249	168,221	28,099,333	5.53
Great-West Small Cap Growth Fund Institutional Class	169,678	2,296,484	310,311	223,642	82,053	211,230	-	2,594,383	0.51
Great-West Small Cap Value Fund Institutional Class	1,511,119	13,479,135	1,177,007	2,570,696	153,038	2,995,518	46,556	15,080,964	2.97
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,348,051	12,084,098	1,285,167	798,061	93,163	1,030,629	-	13,601,833	2.68
					760,629	47,618,078	1,642,951	416,034,287	81.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,525,331	1,356,375	260,629	102,321	-	-	10,648	1,525,331	0.30
					0	0	10,648	1,525,331	0.30
				Total	$ 877,390	$46,890,782	$1,958,649	$452,835,609	89.17%

Semi-Annual Report - June 30, 2021

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	31,901	$132,293	$ 241,147	$ 53,905	$ -	$ (1,804)	$ 2,068	$ 317,731	2.49%
Great-West Core Bond Fund Institutional Class	15,087	64,826	117,681	25,674	-	(1,139)	958	155,694	1.22
Great-West Global Bond Fund Institutional Class	16,286	60,542	109,893	20,592	-	(4,409)	275	145,434	1.14
Great-West High Yield Bond Fund Institutional Class	9,151	39,849	70,155	13,471	53	(815)	1,303	95,718	0.75
Great-West Multi-Sector Bond Fund Institutional Class	12,892	53,165	96,017	19,930	-	(1,618)	2,166	127,634	1.00
Great-West Short Duration Bond Fund Institutional Class	1,516	6,375	11,546	2,549	-	(59)	89	15,313	0.12
					53	(9,844)	6,859	857,524	6.72
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	5,453	35,758	56,629	10,881	5	4,099	368	85,605	0.67
Great-West Emerging Markets Equity Fund Institutional Class	60,375	298,657	498,235	79,864	13,834	(4,598)	-	712,430	5.58
Great-West International Growth Fund Institutional Class	59,086	309,711	517,622	87,251	24,971	4,402	-	744,484	5.84
Great-West International Index Fund Institutional Class	143,223	687,852	1,120,869	198,463	39,467	43,971	-	1,654,229	12.96
Great-West International Value Fund Institutional Class	94,722	378,634	616,778	112,497	20,862	27,366	-	910,281	7.13
Great-West Large Cap Growth Fund Institutional Class	62,088	318,978	510,664	120,433	508	55,710	-	764,919	6.00
Great-West Large Cap Value Fund Institutional Class	120,432	419,528	663,964	143,379	1,885	65,497	8,172	1,005,610	7.88
Great-West Mid Cap Value Fund Institutional Class	31,166	143,528	224,403	44,036	1,017	19,551	1,793	343,446	2.69
Great-West Real Estate Index Fund Institutional Class	16,113	93,066	102,022	50,598	-	10,999	1,689	155,489	1.22
Great-West S&P 500® Index Fund Institutional Class	170,368	739,576	1,152,789	275,252	(934)	153,007	17,371	1,770,120	13.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	72,834	315,807	515,374	104,384	-	31,410	4,701	758,207	5.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	75,391	302,428	493,770	101,994	-	33,320	4,268	727,524	5.70
Great-West Small Cap Growth Fund Institutional Class	4,341	27,609	46,777	8,748	-	729	-	66,367	0.52
Great-West Small Cap Value Fund Institutional Class	39,309	163,486	263,162	53,223	-	18,882	1,184	392,307	3.08
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	32,510	136,816	223,616	42,668	2,384	10,258	-	328,022	2.57
					103,999	474,603	39,546	10,419,040	81.65
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	37,002	15,407	27,910	6,509	-	-	194	37,002	0.29
					0	0	194	37,002	0.29
				Total	$104,052	$464,759	$46,599	$11,313,566	88.66%

Semi-Annual Report - June 30, 2021

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$109,107,014	$123,443,023
Great-West Lifetime 2020 Fund	130,970,888	53,287,585
Great-West Lifetime 2025 Fund	251,710,507	246,139,934
Great-West Lifetime 2030 Fund	137,236,135	49,398,460
Great-West Lifetime 2035 Fund	205,053,127	250,544,203
Great-West Lifetime 2040 Fund	93,998,654	34,105,957
Great-West Lifetime 2045 Fund	150,865,766	163,637,126
Great-West Lifetime 2050 Fund	54,298,061	20,756,685
Great-West Lifetime 2055 Fund	78,935,861	79,102,181
Great-West Lifetime 2060 Fund	9,065,936	2,546,723
4.  FUND REORGANIZATION
On August 14, 2020, the Funds (Acquiring Funds) acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of such Target Fund.
Prior to the closing of the reorganization, the Target Funds distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Target Funds	Acquiring Funds
Great-West Conservative Lifetime 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Conservative Lifetime 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Conservative Lifetime 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Conservative Lifetime 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Conservative Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Conservative Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Conservative Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Conservative Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Conservative Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Conservative Lifetime 2060 Fund	Great-West Lifetime 2060 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West Conservative Lifetime 2015 Fund	$ 44,240,054	$ 47,024,901	$2,784,847
Great-West Conservative Lifetime 2020 Fund	5,514,013	5,880,802	366,789
Great-West Conservative Lifetime 2025 Fund	107,430,800	114,380,434	6,949,634
Great-West Conservative Lifetime 2030 Fund	9,903,004	10,405,401	502,397

Semi-Annual Report - June 30, 2021

	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West Conservative Lifetime 2035 Fund	108,113,014	113,783,885	5,670,871
Great-West Conservative Lifetime 2040 Fund	6,563,421	6,993,767	430,346
Great-West Conservative Lifetime 2045 Fund	71,567,815	73,460,194	1,892,379
Great-West Conservative Lifetime 2050 Fund	5,635,222	5,922,980	287,758
Great-West Conservative Lifetime 2055 Fund	40,644,876	41,516,992	872,117
Great-West Conservative Lifetime 2060 Fund	755,323	783,741	28,418
For financial reporting purposes, assets received and shares issued by the Acquiring Funds (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Great-West Conservative Lifetime 2015 Fund - Institutional Class	468,766	$ 4,426,840	$ 9.44
Great-West Conservative Lifetime 2015 Fund - Investor Class	300,543	3,729,240	12.41
Great-West Conservative Lifetime 2015 Fund - Service Class	3,101,954	38,860,389	12.53
Great-West Conservative Lifetime 2020 Fund - Institutional Class	190,879	2,042,499	10.70
Great-West Conservative Lifetime 2020 Fund - Investor Class	1,894	20,590	10.87
Great-West Conservative Lifetime 2020 Fund - Service Class	352,180	3,816,883	10.84
Great-West Conservative Lifetime 2025 Fund - Institutional Class	2,144,622	17,740,218	8.27
Great-West Conservative Lifetime 2025 Fund - Investor Class	777,232	10,036,090	12.91
Great-West Conservative Lifetime 2025 Fund - Service Class	6,677,069	86,583,786	12.97
Great-West Conservative Lifetime 2030 Fund - Institutional Class	297,480	3,195,020	10.74
Great-West Conservative Lifetime 2030 Fund - Investor Class	12,819	136,798	10.67
Great-West Conservative Lifetime 2030 Fund - Service Class	658,978	7,071,908	10.73
Great-West Conservative Lifetime 2035 Fund - Institutional Class	3,642,795	25,044,318	6.88
Great-West Conservative Lifetime 2035 Fund - Investor Class	590,015	8,032,915	13.61
Great-West Conservative Lifetime 2035 Fund - Service Class	5,893,341	80,687,196	13.69
Great-West Conservative Lifetime 2040 Fund - Institutional Class	167,527	1,867,427	11.15
Great-West Conservative Lifetime 2040 Fund - Investor Class	1,266	14,169	11.19
Great-West Conservative Lifetime 2040 Fund - Service Class	459,880	5,111,005	11.11
Great-West Conservative Lifetime 2045 Fund - Institutional Class	2,435,712	14,336,760	5.89
Great-West Conservative Lifetime 2045 Fund - Investor Class	320,158	4,465,382	13.95
Great-West Conservative Lifetime 2045 Fund - Service Class	3,908,688	54,644,539	13.98
Great-West Conservative Lifetime 2050 Fund - Institutional Class	116,834	1,304,764	11.17
Great-West Conservative Lifetime 2050 Fund - Investor Class	3,870	43,215	11.17
Great-West Conservative Lifetime 2050 Fund - Service Class	408,145	4,573,959	11.21
Great-West Conservative Lifetime 2055 Fund - Institutional Class	1,276,387	8,307,922	6.51
Great-West Conservative Lifetime 2055 Fund - Investor Class	261,447	3,651,921	13.97
Great-West Conservative Lifetime 2055 Fund - Service Class	2,109,291	29,549,819	14.01
Great-West Conservative Lifetime 2060 Fund - Institutional Class	73,662	761,981	10.34
Great-West Conservative Lifetime 2060 Fund - Investor Class	1,050	10,864	10.35
Great-West Conservative Lifetime 2060 Fund - Service Class	1,049	10,862	10.35

Acquiring Fund - Prior to the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,232,365	$77,537,123	$ 9.42

Semi-Annual Report - June 30, 2021

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2015 Fund - Investor Class	3,804,663	54,002,773	14.19
Great-West Lifetime 2015 Fund - Service Class	21,702,343	306,143,963	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,506,903	50,515,319	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,331,908	14,906,166	11.19
Great-West Lifetime 2020 Fund - Service Class	2,776,184	31,163,652	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	21,996,636	190,474,906	8.66
Great-West Lifetime 2025 Fund - Investor Class	6,734,337	99,930,564	14.84
Great-West Lifetime 2025 Fund - Service Class	58,214,566	858,731,793	14.75
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	5,842,988	66,932,019	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,018,960	11,646,742	11.43
Great-West Lifetime 2030 Fund - Service Class	3,588,376	41,170,330	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	23,220,449	191,285,675	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,137,315	88,038,494	14.34
Great-West Lifetime 2035 Fund - Service Class	60,155,652	847,738,682	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28
Great-West Lifetime 2040 Fund - Institutional Class	4,290,199	48,380,610	11.28
Great-West Lifetime 2040 Fund - Investor Class	343,462	3,847,176	11.20
Great-West Lifetime 2040 Fund - Service Class	2,895,899	32,584,434	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	15,801,897	130,753,437	8.27
Great-West Lifetime 2045 Fund - Investor Class	2,890,159	40,839,855	14.13
Great-West Lifetime 2045 Fund - Service Class	38,675,217	523,454,292	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,015,975	34,944,660	11.59
Great-West Lifetime 2050 Fund - Investor Class	227,932	2,632,555	11.55
Great-West Lifetime 2050 Fund - Service Class	2,344,293	27,141,593	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	10,223,857	79,010,683	7.73
Great-West Lifetime 2055 Fund - Investor Class	972,768	16,651,410	17.12
Great-West Lifetime 2055 Fund - Service Class	15,888,886	262,644,460	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	25,221	265,227	10.52
Great-West Lifetime 2060 Fund - Investor Class	5,378	56,462	10.50
Great-West Lifetime 2060 Fund - Service Class	7,916	83,116	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49

Acquiring Fund - After the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,702,377	$ 81,963,963	$ 9.42
Great-West Lifetime 2015 Fund - Investor Class	4,067,400	57,732,013	14.19
Great-West Lifetime 2015 Fund - Service Class	24,457,130	345,004,352	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,689,132	52,557,818	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,333,748	14,926,756	11.19
Great-West Lifetime 2020 Fund - Service Class	3,116,207	34,980,535	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	24,045,332	208,215,124	8.66
Great-West Lifetime 2025 Fund - Investor Class	7,410,671	109,966,654	14.84
Great-West Lifetime 2025 Fund - Service Class	64,084,196	945,315,579	14.75

Semi-Annual Report - June 30, 2021

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	6,121,905	70,127,039	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,030,928	11,783,540	11.43
Great-West Lifetime 2030 Fund - Service Class	4,204,758	48,242,238	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	26,260,616	216,329,993	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,697,303	96,071,409	14.34
Great-West Lifetime 2035 Fund - Service Class	65,881,226	928,425,878	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28
Great-West Lifetime 2040 Fund - Institutional Class	4,455,795	50,248,037	11.28
Great-West Lifetime 2040 Fund - Investor Class	344,727	3,861,345	11.20
Great-West Lifetime 2040 Fund - Service Class	3,350,133	37,695,439	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	17,534,532	145,090,197	8.27
Great-West Lifetime 2045 Fund - Investor Class	3,206,166	45,305,237	14.13
Great-West Lifetime 2045 Fund - Service Class	42,712,608	578,098,831	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,128,585	36,249,424	11.59
Great-West Lifetime 2050 Fund - Investor Class	231,674	2,675,770	11.55
Great-West Lifetime 2050 Fund - Service Class	2,739,358	31,715,552	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	11,298,889	87,318,605	7.73
Great-West Lifetime 2055 Fund - Investor Class	1,186,112	20,303,331	17.12
Great-West Lifetime 2055 Fund - Service Class	17,676,526	292,194,279	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	97,679	1,027,208	10.52
Great-West Lifetime 2060 Fund - Investor Class	6,413	67,326	10.50
Great-West Lifetime 2060 Fund - Service Class	8,951	93,978	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2020. Assuming the Reorganization had been completed on January 1, 2020, the beginning of the Fund's current fiscal year, the pro forma results of operations for the year ended December 31,2020, are as follows:
	Net investment income	Net realized and unrealized gain (loss)	Net increase (decrease) in net assets resulting from operations
Pro Forma Results
Great-West Lifetime 2015 Fund	$ 13,610,574	$ 63,982,946	$ 77,593,521
Great-West Lifetime 2020 Fund	5,559,154	26,154,291	31,713,446
Great-West Lifetime 2025 Fund	29,238,693	145,594,570	174,833,264
Great-West Lifetime 2030 Fund	5,936,201	32,581,719	38,517,922
Great-West Lifetime 2035 Fund	27,219,674	153,246,480	180,466,155
Great-West Lifetime 2040 Fund	4,037,418	25,913,055	29,950,475
Great-West Lifetime 2045 Fund	15,977,663	100,525,242	116,502,906
Great-West Lifetime 2050 Fund	2,184,879	14,772,658	16,957,539
Great-West Lifetime 2055 Fund	7,495,186	49,772,445	57,267,633
Great-West Lifetime 2060 Fund	77,019	512,217	589,237

Semi-Annual Report - June 30, 2021

Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Funds' Statement of Operations for the Acquiring Funds since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.
Effective July 19, 2021, amounts deposited in the GWL&A Contract will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Lifetime 2015 Fund; (ii); Great-West Lifetime 2020 Fund; (iii) Great-West Lifetime 2025 Fund; (iv) Great-West Lifetime 2030 Fund; (v) Great-West Lifetime 2035 Fund; (vi) Great-West Lifetime 2040 Fund; (vii) Great-West Lifetime 2045 Fund; (viii) Great-West Lifetime 2050 Fund; (ix) Great-West Lifetime 2055 Fund; and (x) Great-West Lifetime 2060 Fund (each a “Fund,” and collectively, the “Funds”). (The Funds and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Funds and their shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board also noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Funds in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Great-West Lifetime 2020 Fund; (ii) Great-West Lifetime 2030 Fund; (iii) Great-West Lifetime 2040 Fund; and (iv) Great-West Lifetime 2050 Fund. In addition, the Board noted that Great-West Lifetime 2060 Fund was launched on May 1, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime 2015 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2020, which, as to the returns for the ten-year period exceeded the performance universe median. The annualized returns of the Institutional Class exceeded the performance universe median for each period reviewed, ranking in the third, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2020 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2020, exceeding its performance universe median for the one-year period and equaling its performance universe median for the three-year period. As to the Institutional Class, the annualized returns were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2020, exceeding its performance universe median for both periods. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2025 Fund: The annualized returns of the Investor Class were in the third, third, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively, exceeding the performance universe median for the one-, five- and ten-year periods. As to the Institutional Class, the annualized returns were in the third, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, exceeding the performance universe median for each period. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2030 Fund: The annualized returns of each class ranked in the third quintile of its respective performance universe for each period reviewed with specific rankings for the Investor Class in the 54th and 59th percentiles of its performance universe for the one- and three-year periods ended December 31, 2020, respectively. The annualized returns of the Institutional Class exceeded its performance universe median for the one-year period ended December 31, 2020, while equaling its performance universe median for the three-year period ended December 31, 2020. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2035 Fund: Although the annualized returns of the Investor Class were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2020, the Investor Class annualized returns were in the third quintile (57th percentile) of its performance universe for the five-year period ended December 31, 2020 and in the second quintile of its performance universe for the ten-year period ended December 31, 2020. The annualized returns of the Institutional Class were in the third, third, and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively, with specific rankings in the 56th, 58th and 39th percentiles, respectively. The Institutional Class exceeded its benchmark index for the one-year period ended December 31, 2020 and the Fund otherwise underperformed its benchmark index for each period reviewed.
•	Great-West Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the fourth quintile of its performance universe for both the one- and three-year periods ended December 31, 2020, with specific rankings in the 64th and 68th percentiles, respectively, of its performance universe. As to the Institutional Class, its annualized returns ranked in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2020, with specific rankings in the 60th and 58th percentiles, respectively, of its performance universe. Each class of the Fund exceeded its benchmark index for the one-year period ended December 31, 2020 and approximated or underperformed its benchmark index for the three-year period ended December 31, 2020.
•	Great-West Lifetime 2045 Fund: Although the annualized returns of the Investor Class were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2020, the annualized returns of the Investor Class were in the third quintile of its performance universe for the five- and ten-year periods ended December 31, 2020, which, as to the annualized returns for the ten-year period, equaled the performance universe median. For the Institutional Class, the annualized returns were in the fourth, fourth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively, exceeding its performance universe median for the five-year period. The Fund exceeded its benchmark index for the one-year period ended December 31, 2020 as to each class and for the three-year period ended December 31, 2020 with respect to the Institutional Class and underperformed its benchmark index for each other period reviewed.
•	Great-West Lifetime 2050 Fund: The annualized returns of the Investor Class were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2020, with specific rankings in the 63rd and 73rd percentiles, respectively. The Institutional Class annualized returns over the same periods ranked in the fourth quintile of its performance universe, with specific rankings in the 61st and 64th percentiles of its performance universe for the one- and three-year periods ended December 31, 2020, respectively. The Fund exceeded its benchmark index for each period with the exception of the Investor Class for the three-year period ended December 31, 2020.
•	Great-West Lifetime 2055 Fund: The annualized returns of the Investor Class were in the fourth, fifth, fourth and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively, which, as to the one-, five- and ten-year periods, ranked in the 68th, 67th and 65th percentiles, respectively. For the Institutional Class, although the annualized returns for the one- and three-year periods ended December 31, 2020 were in the fourth quintile of its performance universe, the specific rankings were in the 63rd and 70th percentiles, respectively. In addition, the annualized returns of the Institutional Class equaled the performance universe median for the five-year period ended December 31, 2020, ranking in the third quintile. The Fund exceeded its benchmark index for the one-year period ended December 31, 2020 as to each class and for the three-year period ended December 31, 2020 as to the Institutional Class and approximated or underperformed its benchmark index for each other period reviewed.
•	Great-West Lifetime 2060 Fund: The annualized returns of the Investor Class and Institutional Class for the one-year period ended December 31, 2020, were in the fourth quintile of its respective performance universe, but ranked in the 68th and 63rd percentiles, respectively. The Fund exceeded its benchmark index for the one-year period ended December 31, 2020.
In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account GWCM’s asset allocation processes and the oversight thereof, including GWCM’s systematic approach to performance monitoring. In light of the limited performance track records for certain Funds, the Board also considered its accumulated experience in working with GWCM on matters relating to the other Great-West Funds. Also relevant to the Board’s evaluation was GWCM’s assessment that each Fund meets expectations with respect to its investment objective.
Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2022, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”).
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Lifetime 2015 Fund: For the Investor Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the second quintile of its peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than its peer group median expense ratio, ranking in the first quintile of its peer group.
•	Great-West Lifetime 2020 Fund: For the Investor Class, the total annual operating expense ratio, including underlying fund expenses, was above the peer group median expense ratio and ranked in the third quintile (60th percentile) of its peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio, ranking in the first quintile.
•	Great-West Lifetime 2025 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the third quintile for the Investor Class and in the first quintile for the Institutional Class.
•	Great-West Lifetime 2030 Fund: For the Investor Class, the total annual operating expense ratio, including underlying fund expenses, was above the peer group median expense ratio and ranked in the third quintile (57th percentile) of its peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio, ranking in the second quintile.
•	Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund and Great-West Lifetime 2060 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio, ranking in the fourth quintile (71st percentile), the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than its peer group median expense ratio, ranking in the second quintile.
•	Great-West Lifetime 2045 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio, ranking in the fourth quintile (71st percentile), the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class ranked in the third quintile, one basis point above its peer group median expense ratio.
•	Great-West Lifetime 2050 Fund and Great-West Lifetime 2055 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio, ranking in the fifth quintile, the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class ranked in the third quintile (60th percentile) of its peer group.

As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance. In addition, the Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2050 Fund and Great-West Lifetime 2060 Fund in particular, the Board noted that GWCM reported a negative margin associated with its management of each of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by GWL&A. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021